N-6	Apr. 25, 2024 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	RiverSource of New York Account 8
Entity Central Index Key	0000817132
Entity Investment Company Type	N-6
Document Period End Date	Apr. 25, 2024
Amendment Flag	false
RVS VUL 6 NY
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Statutory Prospectus
Charges for Early Withdrawals
If you surrender your policy for its full Cash Surrender Value, or the policy
Lapses, during the first ten years and for ten years after requesting an increase in the Specified Amount, you will incur a surrender charge. The
Surrender Charges are set based on various factors such as the Insured’s
Insurance Age(or Attained Insurance Age at the time of a requested increase in the Specified Amount),Risk Classification, and the number of years the policy has been in force (or for the number of years from the effective date of an increase in the Specified Amount).
The maximum initial Surrender Charge rate that would be charged on any policy would be $47.50per $1,000 of Initial Specified Amount. Therefore,
if a Full Surrender occurs on a policy that was issued with a $1,000,000
Initial Specified Amount, the maximum initial Surrender Charge would be
$47,500 which is $47.50 times $1,000,000 divided by 1,000.
The surrender charges are shown under the Policy Data page of your policy.
Fee Tables Transaction Fees Base Policy Charges
Transaction Charges
In addition to surrender charges, you may also incur charges on other transactions, such as a premium expense charge, partial surrender charge, express mail fee, electronic fund transfer fee, and fees imposed when exercising your rights under the Accelerated Benefit Rider for
Terminal Illness, Overloan Protection Benefit, Accidental Death Benefit
Rider and the Accounting Value Increase. If you take a loan against the policy, you will be charged a loan interest rate on any outstanding balance until the loan is paid off.
Fee Tables
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of the following riders if elected as optional benefits available under the policy: Accounting Value Increase Rider, Accidental Death Benefit Rider,
Children's Insurance Rider, Waiver of Monthly Deduction Rider, Waiver of
Premium Rider and the AdvanceSource Accelerated Benefit for CI if they are elected as optional benefits available under the policy. Such fees and expenses are set based on various factors such as the Insured’s Risk
Classification,Insurance Age, sex and the number of years the policy is in force. You should review the rates, fees and charges under the Policy Data page of your policy.
You will also bear expenses on the Policy Value in Indexed Accounts at an annual rate of 0.60% applied monthly.
You will also bear expenses associated with the Funds offered under the policy, as shown in the following table:
				Fee Tables Transaction Fees Base Policy Charges
	Annual Fee	Minimum	Maximum
	Underlying Fund options (Funds fees and expenses)(1)	0.25%	2.13%
	(1) As a percentage of fund assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you surrender your policy for its full Cash Surrender Value, or the policy
Lapses, during the first ten years and for ten years after requesting an increase in the Specified Amount, you will incur a surrender charge. The
Surrender Charges are set based on various factors such as the Insured’s
Insurance Age(or Attained Insurance Age at the time of a requested increase in the Specified Amount),Risk Classification, and the number of years the policy has been in force (or for the number of years from the effective date of an increase in the Specified Amount).
The maximum initial Surrender Charge rate that would be charged on any policy would be $47.50per $1,000 of Initial Specified Amount. Therefore,
if a Full Surrender occurs on a policy that was issued with a $1,000,000
Initial Specified Amount, the maximum initial Surrender Charge would be
$47,500 which is $47.50 times $1,000,000 divided by 1,000.
The surrender charges are shown under the Policy Data page of your policy.
Fee Tables Transaction Fees Base Policy Charges

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Amount Surrendered) Maximum [Percent]	47.50%
Surrender Charge Example Maximum [Dollars]	$ 47,500
Transaction Charges [Text Block]
Transaction Charges
In addition to surrender charges, you may also incur charges on other transactions, such as a premium expense charge, partial surrender charge, express mail fee, electronic fund transfer fee, and fees imposed when exercising your rights under the Accelerated Benefit Rider for
Terminal Illness, Overloan Protection Benefit, Accidental Death Benefit
Rider and the Accounting Value Increase. If you take a loan against the policy, you will be charged a loan interest rate on any outstanding balance until the loan is paid off.
Fee Tables

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of the following riders if elected as optional benefits available under the policy: Accounting Value Increase Rider, Accidental Death Benefit Rider,
Children's Insurance Rider, Waiver of Monthly Deduction Rider, Waiver of
Premium Rider and the AdvanceSource Accelerated Benefit for CI if they are elected as optional benefits available under the policy. Such fees and expenses are set based on various factors such as the Insured’s Risk
Classification,Insurance Age, sex and the number of years the policy is in force. You should review the rates, fees and charges under the Policy Data page of your policy.
You will also bear expenses on the Policy Value in Indexed Accounts at an annual rate of 0.60% applied monthly.
You will also bear expenses associated with the Funds offered under the policy, as shown in the following table:
				Fee Tables Transaction Fees Base Policy Charges
	Annual Fee	Minimum	Maximum
	Underlying Fund options (Funds fees and expenses)(1)	0.25%	2.13%
	(1) As a percentage of fund assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.25%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.13%
Investment Options Footnotes [Text Block]	(1) As a percentage of fund assets.
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by investing in this policy including loss of principal.	Principal Risks
Not a Short-Term Investment
The policy is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash.
The policy is a long-term investment that is primarily intended to provide a death benefit that we pay to the Beneficiary upon the Insured’s death.
Your policy has little or no Cash Surrender Value in the early policy years.
During early policy years the Cash Surrender Value may be less than the premiums you pay for the policy.
Your ability to take partial surrenders is limited. You cannot take partial surrenders during the first policy year.
Principal Risks
Risks Associated with Investment Options
An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the policy.
Each investment option (including the Fixed Accountand the Indexed
Accounts) has its own unique risks.
You should review the investment options before making an investment decision.
If the death benefit is option 2, the death benefit could decrease from the death benefit on the previous Valuation Date due to adverse investment experience.
Principal Risks The Variable Account and the Funds
Insurance Company Risks
An investment in the policy is subject to the risks related to RiverSource
Life of NY. Any obligations (including under the Fixed Account) and the
Indexed Accounts or guarantees and benefits of the policy that exceed the assets of the Variable Account are subject to RiverSource Life of NY’s claims-paying ability. If RiverSource Life of NY experiences financial distress, RiverSource Life of NY may not be able to meet their obligations to you. More information about RiverSource Life of NY, including their financial strength ratings, is available by contacting RiverSource Life of NY at 1-800-541-2251.
Additional information regarding the financial strength of RiverSource Life of NY can be accessed at: strengthandsoundness.com.
Principal Risks The General Account
Policy Lapse
Insufficient premium payments, fees and expenses, poor investment performance, full and partial surrenders, and unpaid loans or loan interest may cause the policy to Lapse. There is a cost associated with reinstating a Lapsed policy. Death benefits will not be paid if the policy has Lapsed.
Your policy may not Lapse if the No Lapse Guarantee or the Minimum Initial
Premium Guarantee is in effect. Also, your policy enters a grace period before Lapsing, allowing you additional time to pay the amount required to keep the policy in force.
Keeping the Policy in Force

Investment Restrictions [Text Block]	We reserve any right to limit transfers of value from a Subaccount to one or more Subaccounts or to the Fixed Account to five per policy year, and we may suspend or modify this transfer privilege at any time with the necessary approval of the Securities and Exchange Commission.• Your transfers among the Subaccounts are subject to policies designed to deter market timing.• The minimum transfer amount from an investment option is $50, if automated, and $250 by mail or telephone.• On the Insured’sAttained Insurance Age 120 anniversary, any Policy Value in the Subaccounts will be transferred to the Fixed Account and may not be transferred to any Subaccount or Indexed Account.• You may only transfer into and out of the Fixed Account on a Policy Anniversary, unless you automate such transfers.• Restrictions into and out of the Indexed Accounts apply.• We reserve the right to close, merge or substitute Funds as investment options.• We also reserve the right, upon notification to you, to close or restrict any Funds. We will obtain any necessary approval of the Securities and Exchange Commission.• We generally limit purchase payments in excess of $1,000,000.
Optional Benefit Restrictions [Text Block]	• Accelerated Benefit Rider for Terminal Illness (ABRTI): The ABRTI has certain conditions that must be satisfied to exercise the benefit of these riders. • Accidental Death Benefit Rider (ADB): The ADB is not available for all Insurance Ages or Risk Classifications that would be Insured under the base policy. The ADB has termination dates prior to the termination date of the base policy. The ADB has certain conditions that must be satisfied to exercise the benefit of these riders.• Automatic Increase Benefit Rider (AIBR): The AIBR is only available at policy issuance. The AIBR is not available for all Insurance Ages or Risk Classifications that would be Insured under the base policy. The AIBR has termination dates prior to the termination date of the base policy. • Children's Insurance Rider (CIR): The CIR is not available for all Insurance Ages or Risk Classifications that would be Insured under the base policy. The CIR has termination dates prior to the termination date of the base policy. The CIR provides death benefit proceeds on someone other than the Insured of the base policy.• Waiver of Monthly Deduction Rider (WMD): The WMD is not available for all Insurance Ages or Risk Classifications that would be Insuredunder the base policy. The WMD has termination dates prior to the termination date of the base policy. The WMD has certain conditions that must be satisfied to exercise the benefit of these riders. • Waiver of Premium Rider (WP): The WP is not available for all Insurance Ages or Risk Classifications that would be Insured under the base policy. The WP has termination dates prior to the termination date of the base policy. The WP has certain conditions that must be satisfied to exercise the benefit of these riders. • AdvanceSource Accelerated Benefit Rider - for Chronic Illiness (ASR-CI): The ASR-CI is only available at policy issuance. The ASR-CI is not available for all Insurance Ages or Risk Classifications that would be Insured under the base policy. The ASR-CI has certain conditions that must be satisfied to exercise the benefit of these riders.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy.• If you purchased the policy through a tax-qualified plan, there is no additional tax deferral benefit under the policy. Earnings under your policy are taxed at ordinary income tax rates when withdrawn.• If your policy is a modified endowment contract, you may have to pay a 10% tax penalty if you take a withdrawal of earnings before age 59½.
Investment Professional Compensation [Text Block]	In general, we pay selling firms and their sales representatives’ compensation for selling the policy.In addition to commissions, we may, in order to promote sales of the policies, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. Selling firms and their sales representatives may have a financial incentive to recommend the policy over another investment.
Exchanges [Text Block]	If you already own an insurance policy, some financial representatives may have a financial incentive to offer you a new policy in place of one you already own. You should only exchange an existing policy if you determine, after comparing the features, fees and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing policy.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from the policy. Please refer to your Policy Data page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender or make withdrawals from the policy or transfer cash value between investment options.Transaction Fees
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Maximum Sales Charge Imposed on Premiums (Load)(a)	When you pay premium.	4% of each premium payment.

Premium Taxes	When you pay premium as part of the premium expense charge.	A portion of the premium expense charge is used to pay state premium taxes imposed on us by state and governmental subdivisions. See discussion under “Premium Expense Charge.”

Maximum Deferred Sales Charge (Load)(b)
When you surrender your
policy for its full Cash
Surrender Value, or the policy
Lapses, during the first ten
years and for ten years after
requesting an increase in the
Specified Amount. These
rates grade down over
10 years to zero.
Initial Rate per $1,000 of initial Specified Amount:
Minimum: $11.13 — Female, Standard Nontobacco, Insurance Age 0.
Maximum: $47.50 — Male, Standard Tobacco, Insurance Age 59.
Representative Insured: $18.67 — Female, Super Preferred Nontobacco, Insurance Age 40.

Other Surrender Fees(c)	When you surrender part of the value of your policy.	The lesser of:
•$25; or
•2% of the amount surrendered.

Transfer Fees	N/A	N/A

Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds	When you take a loan or surrender and Proceeds are sent by express mail or electronic fund transfer.	•$30 — United States.
•$35 — International.

Interest Rate on Loans (d)	Charged daily and due at the end of the policy year.	For policy applications signed on or after December 4, 2020: •3% for policy years 1-10; 1% for policy years 11+.
For policy applications signed before December 4, 2020: •4% for policy years 1-10; 2% for policy years 11+.

(a)We call this the premium expense charge in other places in this prospectus.(b)We call this a Surrender Charge in other places in this prospectus, and it decreases monthly until it reaches $0 at the end of year 10. This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.(c)We call this the partial Surrender Charge in other places in this prospectus.(d)The loan interest rate charged is offset by the minimum guaranteed rate of interest rate of 1% (2% for policy applications signed before December 4, 2020) earned on the Fixed Account that is credited on the loan collateral.Transaction Fees (continued)
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Interest Rate on Payments under Accelerated Benefit Rider for Terminal Illness (ABRTI)	Annually, payable at the end of each policy year.
•For that part of the accelerated benefit which does not
exceed Policy Value available for policy loans when an
accelerated benefit is requested, we will charge the
policy’s Guaranteed Loan Interest Rate shown under
Policy Data(currently 3% for policy years 1-10 and
1.25% for policy years 11+) (4% for policy years 1-10
and 2.25% for Policy applications signed prior to
December 4, 2020).

•For that part of the accelerated benefit which exceeds Policy Value available for policy loans when the accelerated benefit is requested, the greatest of:
•the current yield on 90-day Treasury bills, or
•the current maximum statutory adjustable policy loan interest rate, or
•the policy’s Guaranteed Loan Interest Rate shown
under Policy Data(currently 3% for policy years 1-10
and 1.25% for policy years 11+) (4% for policy years
1-10 and 2.25% for Policy applications signed prior
to December 4, 2020).

Overloan Protection Benefit (OPB)	Upon exercise of Benefit.	3% of the Policy Value.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.Periodic Charges Other than Annual Fund Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Base Policy Charge (also referred to as policy fee)	Monthly.	$10.00 per month for initial Specified Amounts below $1,000,000; and
$0 per month for initial Specified Amounts of $1,000,000 and above.

Cost of Insurance Charge(a)	Monthly.	Monthly rate per $1,000 of Net Amount at Risk:
Minimum: $0.005 — Female, Standard Nontobacco, Insurance Age 0,Duration5.
Maximum: $57.6325 – Male, Standard Tobacco, Insurance Age 85,Duration28.

Representative Insureds: $0.0125 – Female, $500,000 Specified Amount, Super Preferred Nontobacco, Insurance Age 40,Duration1.

Administrative Charge(a)	Monthly.	Monthly Rate per $1,000 of initial Specified Amount:
Minimum: $0.096 — Female, Standard Nontobacco, Insurance Age 0,Duration1.
Maximum: $4.073 — Male, Standard Tobacco, Insurance Age 85,Duration1.

Representative Insured: $0.148 Female, Super Preferred Nontobacco, Insurance Age 40,Duration1.

Indexed Account Charge(b)	Monthly.	Annual rate of 0.60% applied monthly.

Mortality and Expense Risk Charge	Monthly.	Annual rate of 0.00% applied monthly to the Variable Account Value.

Optional Benefit Charges:

Accidental Death Benefit Rider (ADB)(a)	Monthly.	Monthly rate per $1,000 of initial ADB Specified Amount:
Minimum: $0.04 — Female, Standard Nontobacco,Attained Insurance Age5.
Maximum: $0.16 — Male, Standard Tobacco,Attained Insurance Age69.

Representative Insured: $0.04 — Female, Super Preferred Nontobacco,Attained Insurance Age40.

Automatic Increase Benefit Rider (AIBR)	No charge.	No charge for this rider, however, the additional insurance added by the rider is subject to monthly cost of insurance charges.

Children’s Insurance Rider (CIR)	Monthly.	Monthly rate per $1,000 of CIR Specified Amount: $0.58.

(a)This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.(b)The Indexed Account charge is equal to the sum of the charges for all Indexed Accounts. The charge for an Indexed Account is equal to the current Indexed Account charge for that Indexed Account multiplied by the sum of the Segment values corresponding to that Indexed Account as of the Monthly Date.Periodic Charges Other than Annual Fund Expenses (continued)
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Waiver of Monthly Deduction Rider (WMD)(a)	Monthly.	Monthly rate per $1,000 of Net Amount at Risk:
Minimum: $0.00692 — Female, Nontobacco,Attained Insurance Age20.
Maximum: $0.34212 — Male, Standard Tobacco,Attained Insurance Age59.

Representative Insured: $0.0266 — Female, Super Preferred Nontobacco,Attained Insurance Age40.

Waiver of Premium Rider (WP)(a)(b)	Monthly.	Monthly rate multiplied by the greater of the monthly-specified premium selected for the rider or the monthly deduction for the policy and any other riders attached to the policy.
Minimum: $0.03206 — Male, Nontobacco,Attained Insurance Age20.
Maximum: $0.40219 — Female, Standard Tobacco,Attained Insurance Age59.

Representative Insured: $0.07486 — Female, Super Preferred Nontobacco,Attained Insurance Age40.

AdvanceSource® Accelerated Benefit Rider for Chronic Illness (ASR)(a)(c)(d)	Monthly (while the rider is in effect).	Monthly rate per $1,000 of the rider Net Amount at Risk:
Minimum: $0.0025, Male, Super Preferred Nontobacco, Insurance Age 20,Duration 1, 1% Monthly Benefit Percent.
Maximum: $37.2775, Female, Standard Tobacco, Insurance Age 20,Duration 100, 3% Monthly Benefit Percent.

Representative Insured: $0.0025, Female, Super Preferred Nontobacco, Insurance Age 40,Duration 1, 2% Monthly Benefit Percent.

Accelerated Benefit Rider for Terminal Illness Charge (ABRTI)	Upon payment of the accelerated benefit.	The fee for an Accelerated Benefit payment is $250.

Accounting Value Increase Rider (AVIR)(a)	Monthly.	Monthly rate per $1,000 of initial Specified Amount:
Minimum: $0.0325— Male, Nontobacco,Insurance Age 85.
Maximum: $0.0629— Female, Tobacco,Insurance Ages 35-55.

Representative Insured: $0.0538 — Female, Nontobacco, Age 40.

(a)This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.(b)This rider does not include waiver for involuntary unemployment.(c)The monthly cost of insurance rate is based on the Accelerated Benefit Insured’s sex, Risk Classification, Issue Age, Duration and the Monthly Benefit Percent shown in the “Policy Data” section of the policy. The cost of insurance rates for this rider will not exceed the guaranteed maximum monthly cost of insurance rates for this rider shown in the “Policy Data” section of the policy.(d)This rider is only available for policies purchased under the Option 1 death benefit.Total Annual Operating Expenses of the FundsThe next table provides the minimum and maximum total operating expenses charged by the underlying Funds(1) that you may pay periodically during the time that you own the policy. A complete list of Funds available under the policy, including their annual expenses, may be found in Appendix A: Funds Available Under the Contract.Minimum and maximum annual operating expenses for the Funds (Including management fees and other expenses)(1)
Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees and other expenses)	0.25	2.13
(1)Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contractowner services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.
Transaction Expenses [Table Text Block]	Transaction Fees
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Maximum Sales Charge Imposed on Premiums (Load)(a)	When you pay premium.	4% of each premium payment.

Premium Taxes	When you pay premium as part of the premium expense charge.	A portion of the premium expense charge is used to pay state premium taxes imposed on us by state and governmental subdivisions. See discussion under “Premium Expense Charge.”

Maximum Deferred Sales Charge (Load)(b)
When you surrender your
policy for its full Cash
Surrender Value, or the policy
Lapses, during the first ten
years and for ten years after
requesting an increase in the
Specified Amount. These
rates grade down over
10 years to zero.
Initial Rate per $1,000 of initial Specified Amount:
Minimum: $11.13 — Female, Standard Nontobacco, Insurance Age 0.
Maximum: $47.50 — Male, Standard Tobacco, Insurance Age 59.
Representative Insured: $18.67 — Female, Super Preferred Nontobacco, Insurance Age 40.

Other Surrender Fees(c)	When you surrender part of the value of your policy.	The lesser of:
•$25; or
•2% of the amount surrendered.

Transfer Fees	N/A	N/A

Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds	When you take a loan or surrender and Proceeds are sent by express mail or electronic fund transfer.	•$30 — United States.
•$35 — International.

Interest Rate on Loans (d)	Charged daily and due at the end of the policy year.	For policy applications signed on or after December 4, 2020: •3% for policy years 1-10; 1% for policy years 11+.
For policy applications signed before December 4, 2020: •4% for policy years 1-10; 2% for policy years 11+.

(a)We call this the premium expense charge in other places in this prospectus.(b)We call this a Surrender Charge in other places in this prospectus, and it decreases monthly until it reaches $0 at the end of year 10. This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.(c)We call this the partial Surrender Charge in other places in this prospectus.(d)The loan interest rate charged is offset by the minimum guaranteed rate of interest rate of 1% (2% for policy applications signed before December 4, 2020) earned on the Fixed Account that is credited on the loan collateral.Transaction Fees (continued)
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Interest Rate on Payments under Accelerated Benefit Rider for Terminal Illness (ABRTI)	Annually, payable at the end of each policy year.
•For that part of the accelerated benefit which does not
exceed Policy Value available for policy loans when an
accelerated benefit is requested, we will charge the
policy’s Guaranteed Loan Interest Rate shown under
Policy Data(currently 3% for policy years 1-10 and
1.25% for policy years 11+) (4% for policy years 1-10
and 2.25% for Policy applications signed prior to
December 4, 2020).

•For that part of the accelerated benefit which exceeds Policy Value available for policy loans when the accelerated benefit is requested, the greatest of:
•the current yield on 90-day Treasury bills, or
•the current maximum statutory adjustable policy loan interest rate, or
•the policy’s Guaranteed Loan Interest Rate shown
under Policy Data(currently 3% for policy years 1-10
and 1.25% for policy years 11+) (4% for policy years
1-10 and 2.25% for Policy applications signed prior
to December 4, 2020).

Overloan Protection Benefit (OPB)	Upon exercise of Benefit.	3% of the Policy Value.

Sales Load, Description [Text Block]	Maximum Sales Charge Imposed on Premiums (Load)(a)
Sales Load, When Deducted [Text Block]	When you pay premium.
Sales Load (of Premium Payments), Maximum [Percent]	4.00%
Premium Taxes, Description [Text Block]	Premium Taxes
Premium Taxes, When Deducted [Text Block]	When you pay premium as part of the premium expense charge.
Premium Taxes, Footnotes [Text Block]	A portion of the premium expense charge is used to pay state premium taxes imposed on us by state and governmental subdivisions. See discussion under “Premium Expense Charge.”
Deferred Sales Charge, Description [Text Block]	Maximum Deferred Sales Charge (Load)(b)
Deferred Sales Charge, When Deducted [Text Block]	When you surrender your policy for its full Cash Surrender Value, or the policy Lapses, during the first ten years and for ten years after requesting an increase in the Specified Amount. These rates grade down over 10 years to zero.
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	47.50%
Deferred Sales Load (of Purchase Payments), Minimum [Percent]	11.13%
Deferred Sales Load, Footnotes [Text Block]	Representative Insured: $18.67 — Female, Super Preferred Nontobacco, Insurance Age 40.
Other Surrender Fees, Description [Text Block]	Other Surrender Fees(c)
Other Surrender Fees, When Deducted [Text Block]	When you surrender part of the value of your policy.
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees (of Other Amount), Maximum [Percent]	2.00%
Transfer Fees, Description [Text Block]	Transfer Fees
Periodic Charges [Table Text Block]	Periodic Charges Other than Annual Fund Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Base Policy Charge (also referred to as policy fee)	Monthly.	$10.00 per month for initial Specified Amounts below $1,000,000; and
$0 per month for initial Specified Amounts of $1,000,000 and above.

Cost of Insurance Charge(a)	Monthly.	Monthly rate per $1,000 of Net Amount at Risk:
Minimum: $0.005 — Female, Standard Nontobacco, Insurance Age 0,Duration5.
Maximum: $57.6325 – Male, Standard Tobacco, Insurance Age 85,Duration28.

Representative Insureds: $0.0125 – Female, $500,000 Specified Amount, Super Preferred Nontobacco, Insurance Age 40,Duration1.

Administrative Charge(a)	Monthly.	Monthly Rate per $1,000 of initial Specified Amount:
Minimum: $0.096 — Female, Standard Nontobacco, Insurance Age 0,Duration1.
Maximum: $4.073 — Male, Standard Tobacco, Insurance Age 85,Duration1.

Representative Insured: $0.148 Female, Super Preferred Nontobacco, Insurance Age 40,Duration1.

Indexed Account Charge(b)	Monthly.	Annual rate of 0.60% applied monthly.

Mortality and Expense Risk Charge	Monthly.	Annual rate of 0.00% applied monthly to the Variable Account Value.

Optional Benefit Charges:

Accidental Death Benefit Rider (ADB)(a)	Monthly.	Monthly rate per $1,000 of initial ADB Specified Amount:
Minimum: $0.04 — Female, Standard Nontobacco,Attained Insurance Age5.
Maximum: $0.16 — Male, Standard Tobacco,Attained Insurance Age69.

Representative Insured: $0.04 — Female, Super Preferred Nontobacco,Attained Insurance Age40.

Automatic Increase Benefit Rider (AIBR)	No charge.	No charge for this rider, however, the additional insurance added by the rider is subject to monthly cost of insurance charges.

Children’s Insurance Rider (CIR)	Monthly.	Monthly rate per $1,000 of CIR Specified Amount: $0.58.

(a)This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.(b)The Indexed Account charge is equal to the sum of the charges for all Indexed Accounts. The charge for an Indexed Account is equal to the current Indexed Account charge for that Indexed Account multiplied by the sum of the Segment values corresponding to that Indexed Account as of the Monthly Date.Periodic Charges Other than Annual Fund Expenses (continued)
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Waiver of Monthly Deduction Rider (WMD)(a)	Monthly.	Monthly rate per $1,000 of Net Amount at Risk:
Minimum: $0.00692 — Female, Nontobacco,Attained Insurance Age20.
Maximum: $0.34212 — Male, Standard Tobacco,Attained Insurance Age59.

Representative Insured: $0.0266 — Female, Super Preferred Nontobacco,Attained Insurance Age40.

Waiver of Premium Rider (WP)(a)(b)	Monthly.	Monthly rate multiplied by the greater of the monthly-specified premium selected for the rider or the monthly deduction for the policy and any other riders attached to the policy.
Minimum: $0.03206 — Male, Nontobacco,Attained Insurance Age20.
Maximum: $0.40219 — Female, Standard Tobacco,Attained Insurance Age59.

Representative Insured: $0.07486 — Female, Super Preferred Nontobacco,Attained Insurance Age40.

AdvanceSource® Accelerated Benefit Rider for Chronic Illness (ASR)(a)(c)(d)	Monthly (while the rider is in effect).	Monthly rate per $1,000 of the rider Net Amount at Risk:
Minimum: $0.0025, Male, Super Preferred Nontobacco, Insurance Age 20,Duration 1, 1% Monthly Benefit Percent.
Maximum: $37.2775, Female, Standard Tobacco, Insurance Age 20,Duration 100, 3% Monthly Benefit Percent.

Representative Insured: $0.0025, Female, Super Preferred Nontobacco, Insurance Age 40,Duration 1, 2% Monthly Benefit Percent.

Accelerated Benefit Rider for Terminal Illness Charge (ABRTI)	Upon payment of the accelerated benefit.	The fee for an Accelerated Benefit payment is $250.

Accounting Value Increase Rider (AVIR)(a)	Monthly.	Monthly rate per $1,000 of initial Specified Amount:
Minimum: $0.0325— Male, Nontobacco,Insurance Age 85.
Maximum: $0.0629— Female, Tobacco,Insurance Ages 35-55.

Representative Insured: $0.0538 — Female, Nontobacco, Age 40.

(a)This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.(b)This rider does not include waiver for involuntary unemployment.(c)The monthly cost of insurance rate is based on the Accelerated Benefit Insured’s sex, Risk Classification, Issue Age, Duration and the Monthly Benefit Percent shown in the “Policy Data” section of the policy. The cost of insurance rates for this rider will not exceed the guaranteed maximum monthly cost of insurance rates for this rider shown in the “Policy Data” section of the policy.(d)This rider is only available for policies purchased under the Option 1 death benefit.
Insurance Cost, Description [Text Block]	Cost of Insurance Charge(a)
Insurance Cost, When Deducted [Text Block]	Monthly.
Insurance Cost, Representative Investor [Text Block]	Representative Insureds: $0.0125 – Female, $500,000 Specified Amount, Super Preferred Nontobacco, Insurance Age 40,Duration1.
Insurance Cost, Maximum [Dollars]	$ 57.6325
Insurance Cost (of Face Amount), Minimum [Percent]	0.005%
Annual Maintenance Fee, Description [Text Block]	Base Policy Charge (also referred to as policy fee)
Annual Maintenance Fee, When Deducted [Text Block]	Monthly.
Annual Maintenance Fee, Maximum [Dollars]	$ 10.00
Annual Maintenance Fee, Minimum [Dollars]	$ 0
Expense Risk Fees, Description [Text Block]	Indexed Account Charge(b)
Expense Risk Fees, When Deducted [Text Block]	Monthly.
Expense Risk Fees (of Face Amount), Maximum [Percent]	0.60%
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly.
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.00%
Administrative Expenses, Description [Text Block]	Administrative Charge(a)
Administrative Expenses, When Deducted [Text Block]	Monthly.
Administrative Expenses, Representative Investor [Text Block]	Representative Insured: $0.148 Female, Super Preferred Nontobacco, Insurance Age 40,Duration1.
Administrative Expense (of Face Amount), Maximum [Percent]	4.073%
Administrative Expense (of Face Amount), Minimum [Percent]	0.096%
Annual Portfolio Company Expenses [Table Text Block]	Total Annual Operating Expenses of the FundsThe next table provides the minimum and maximum total operating expenses charged by the underlying Funds(1) that you may pay periodically during the time that you own the policy. A complete list of Funds available under the policy, including their annual expenses, may be found in Appendix A: Funds Available Under the Contract.Minimum and maximum annual operating expenses for the Funds (Including management fees and other expenses)(1)
Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees and other expenses)	0.25	2.13
(1)Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contractowner services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.
Portfolio Company Expenses [Text Block]	(expenses deducted from the Fund assets, including management fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.25%
Portfolio Company Expenses Maximum [Percent]	2.13%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the PolicyPolicy Risk and What It Means Risks of Poor Investment Performance. If you direct your Net Premiums or transfer your Policy’s Value to a Subaccount that drops in value: •You can lose cash value due to adverse investment experience. There is no minimum guaranteed cash value under the Subaccounts of the Variable Account.•If the death benefit option is option 2, the death benefit could decrease from the death benefit on the previous Valuation Date due to adverse investment experience (but at no time will it be less than the Specified Amount).•Your policy could Lapse due to adverse investment experience if neither the Minimum Initial Premium Guarantee nor the NLG is in effect and you do not pay the premiums needed to maintain coverage.Risk of Poor or Negative Index Return. If the change in value of the underlying index is not positive, you may never receive indexed interest. Also, if the return of the underlying index is positive but insignificant, the indexed interest credited may not be enough to cover your policy fees and charges. In both cases, with policy fees and charges, you could lose more than your investment in the Indexed Accounts. The Policy is Unsuitable as a Short-term Savings Vehicle. The policy is a long-term investment that provides a death benefit that we pay to the Beneficiary upon the Insured’s death. The policy is not suitable as a short-term investment. Your policy has little or no Cash Surrender Value in the early policy years. Surrender Charges apply to this policy for the first ten years (and ten years after an increase in the Specified Amount). Surrender Charges can significantly reduce Policy Values. During early policy years the Cash Surrender Value may be less than the premiums you pay for the policy. Your ability to take Partial Surrenders is limited. You cannot take Partial Surrenders during the first policy year. Risks of Policy Lapse. If you do not pay the premiums needed to maintain coverage: •We will not pay a death benefit if your policy Lapses.•Also, the Lapse may have adverse tax consequences. (See “Possibility of Adverse Tax Consequences.”)Your policy may Lapse due to Surrender Charges. •Surrender Charges affect the surrender value, which is a measure we use to determine whether your policy will enter a grace period (and possibly Lapse, which may have adverse tax consequences, see “Possibility of Adverse Tax Consequences”). A partial surrender will reduce the Policy Value and the death benefit and may terminate the NLG.If you take a loan against your policy. •Taking a loan increases the risk of:—policy Lapse (which may have adverse tax consequences, see “Possibility of Adverse Tax Consequences”);—a permanent reduction of Policy Value;—reducing the death benefit.•Taking a loan may also terminate the Minimum Initial Premium Guarantee and/or the NLGYour policy can Lapse due to poor investment performance. •Your policy could Lapse due to adverse investment experience if neither the Minimum Initial Premium Guarantee nor the NLG is in effect and you do not pay the premiums needed to maintain coverage.•The Lapse may have adverse tax consequences (See “Possibility of Adverse Tax Consequences”).Exchange/Replacement Risk. You exchange or replace another policy to buy this one. •You may pay Surrender Charges on the old policy.•The new policy has Surrender Charges, which may extend beyond those in the old policy.•You may be subject to new incontestability and suicide periods on the new policy.•The new policy’s Surrender Charges may be higher than the Surrender Charges in the old policy.•You may be in a higher insurance risk rating category in the new policy which may increase the cost of the policy.•If a partial surrender is taken prior to the exchange, you may have adverse tax consequences.•The exchange may have adverse tax consequences. (See “Possibility of Adverse Tax Consequences.”)You use cash values or dividends from another policy to buy this one, without fully surrendering the other policy. Policy Risk and What It Means (continued)•If you borrow from another policy to buy this one, the loan reduces the death benefit on the other policy. If you fail to repay the loan and accrued interest, you could lose the other coverage and you may be subject to income tax if the policy Lapses or is surrendered with a loan against it. You may have adverse tax consequences. (See “Possibility of Adverse Tax Consequences.”)•If you surrender cash value from another policy to buy this one, you could lose coverage on the other policy. Also, the surrender may be subject to income tax. You may have adverse tax consequences. (See “Possibility of Adverse Tax Consequences.”)Limitations on Access to Cash Value Through Withdrawals. Your ability to take Partial Surrenders is limited. You cannot take Partial Surrenders during the first policy year. Possibility of Adverse Tax Consequences. A policy may be classified as a “modified endowment contract” (MEC) for federal income tax purposes when issued. If a policy is not a MEC when issued, excess funding or certain changes you make to the policy may cause it to become a MEC. •Any taxable earnings come out first on surrenders or loans from a MEC policy or an assignment or pledge of a MEC policy. Investment in the policy comes out second. Federal income tax on these earnings will apply. State and local income taxes may also apply. If you are under age 59½, a 10% penalty tax may also apply to these earnings.If you exchange or replace another policy to buy this one. •If you replace the old policy and it is not part of an exchange under Section 1035 of the Code, there may be adverse tax consequences if the total Policy Value (before reductions for outstanding loans, if any) exceeds your investment in the old policy.•If you replace the old policy as part of an exchange under Section 1035 of the Code and there is a loan on the old policy, there may be adverse tax consequences if the total Policy Value (before reductions for the outstanding loan) exceeds your investment in the old policy.•The new policy may be or may become a MEC even if the old policy was not a MEC. See discussion under “Modified Endowment Contracts”.•The exchange may require a portion of the cash value of the old policy to be distributed in order to qualify the new policy as a life insurance policy for federal tax purposes.If your policy Lapses or is fully surrendered with an outstanding policy loan, you may experience a significant tax cost. •You will be taxed on any earnings in the policy. Generally, a policy has earnings to the extent the cash value plus any outstanding loans exceeds the investment in the contract.•For non-MEC policies, it could be the case that a policy with a relatively small existing cash value could have significant as yet untaxed earnings that will be taxed upon Lapse or surrender of the policy.•For MEC policies, earnings are the remaining earnings (any earnings that have not been previously taxed) in the policy, which could be a significant amount depending on the policy.You may buy this policy to provide assets that will be available to support your promise to pay benefits under a nonqualified tax-deferred retirement plan. •Like other general business assets, the policy is subject to the general creditors of the company and may be used to pay any expenses of the company. Thus, the policy might not be available to support a business’ obligation to make payments under a nonqualified deferred compensation plan. Please consult with your tax advisor regarding potential Code Section 409A implications.The company may offer this policy as an option to fund a qualified tax-deferred retirement plan. •The policy will not provide any necessary or additional tax deferral if it is used to fund a qualified tax-deferred retirement plan. See discussion under “Qualified Tax-deferred retirement plans” for additional tax considerations.The investments in the Subaccount are not adequately diversified. •If a policy fails to qualify as a life insurance policy because it is not adequately diversified, the policyholder must include in gross income the “income on the contract” (as defined in Section 7702(g) of the Code).Congress may change how a life insurance policy is taxed at any time. The interpretation of current tax law is subject to change by the Internal Revenue Service (IRS) or the courts at any time. •You could lose any or all of the specific federal income tax attributes and benefits of a life insurance policy including tax-deferred accrual of cash values and income tax free death benefits.•For non-MEC policies you could lose your ability to take non-taxable distributions or loans from the policy.•Typically, changes of this type are prospective only, but some or all of the attributes could be affected.Policy Risk and What It Means (continued)The IRS may determine that you are the Owner of the Fund shares held by our Variable Account. •You may be taxed on the income of each Subaccount to the extent of your interest in the Subaccount.Fund Risks. A comprehensive discussion of the risks of each Fund in which the Subaccounts invest may be found in each Fund’s prospectus. Please refer to the prospectuses for the Funds for more information. The investment advisers cannot guarantee that the Funds will meet their investment objectives. Market Risk. Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. •You may experience loss in Policy Value due to factors that affect the overall performance of the financial markets.Financial Strength and Claims Paying Ability Risk. All insurance benefits, including the death benefit, and all guarantees, including those related to the Fixed Account, are general account obligations that are subject to the financial strength and claims paying ability of RiverSource. Cyber Security and Systems Integrity. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners. This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following: •the corruption or destruction of data;•theft, misuse or dissemination of data to the public, including your information we hold; and•denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.The risk of cyber-attacks may be higher during periods of geopolitical turmoil. These attacks and their consequences can negatively impact your policy, your privacy, your ability to conduct transactions on your policy, or your ability to receive timely service from us. There can be no assurance that we, the underlying Funds in your policy, or our other business partners will avoid losses affecting your policy due to any successful cyber-attacks or information security breaches. Conflict of Interest Risks Related to Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several Fund of funds, including managed volatility Funds. As such, it retains full discretion over the investment activities and investment decisions of the Funds. These Funds invest in other registered mutual funds. In providing investment advisory services for the Funds and the underlying funds in which those Funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management or one of its affiliates serves as the investment adviser to the underlying Funds and may provide other services in connection with such underlying Funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying Fund. Managed Volatility Funds’ Risks. Managed volatility Funds employ a strategy designed to reduce overall volatility and downside risk. These Funds may also be used in conjunction with guaranteed living benefit riders we offer with various annuity contracts. Conflicts may arise because the manner in which these Funds and their strategies are executed by Columbia Management are expected to benefit us by reducing our financial risk and expense in offering guaranteed living benefit riders. Managed volatility Funds employ a strategy to reduce overall volatility and downside risk when markets are declining and market volatility is high. A successful strategy may result in less gain in your Policy Value during rising markets with higher volatility when compared to Funds not employing a managed volatility strategy. Although an investment in the managed volatility Funds may mitigate declines in your Policy Value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your Policy Value during periods of positive performance by the equity markets. There is no guarantee that any of the Funds’ strategies will be successful. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility Funds.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	Proceeds Payable Upon DeathIf the Insured dies while the policy is in force, we will pay a benefit to the Beneficiary of the policy when the Insured dies. The amount payable is the death benefit amount minus any Indebtedness as of the Death Benefit Valuation Date. Option 1 (level amount): Under the Option 1 death benefit, if death is prior to or on the Insured’sAttained Insurance Age 120, the death benefit amount is the greater of the following as determined on the Death Benefit Valuation Date: •the Specified Amount; or•a percentage of the Policy Value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to Policy Value for your policy to qualify as life insurance.Option 2 (variable amount): Under the Option 2 death benefit, if death is prior to or on the Insured’sAttained Insurance Age 120, the death benefit amount is the greater of the following as determined on the Death Benefit Valuation Date: •the Policy Value plus the Specified Amount; or•a percentage of Policy Value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to Policy Value for your policy to qualify as life insurance.Option 3 (return of premium, subject to a limit): Under the Option 3 death benefit, if death is prior to or on the Insured’sAttained Insurance Age 120, the death benefit amount is the greater of the following as determined on the Death Benefit Valuation Date: 1.the lesser of:•the Specified Amount plus premiums paid, less partial surrenders and any partial surrender fees; or•the Death Benefit Option 3 Limit shown under Policy Data; or2.a percentage of the Policy Value. The percentage is designed to ensure the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to the Policy Value for your policy to qualify as life insurance.
Example	Option 1	Option 2	Option 3
Specified Amount	$100,000	$100,000	$100,000
Policy Value	$5,000	$5,000	$5,000
Premiums paid	$4,000	$4,000	$4,000
Death benefit	$100,000	$105,000	$104,000
Policy Value increases to	$8,000	$8,000	$8,000
Death benefit	$100,000	$108,000	$104,000
Policy Value decreases to	$3,000	$3,000	$3,000
Death benefit	$100,000	$103,000	$104,000
If you want to have premium payments reflected in the form of an increasing death benefit, subject to a limit, you should consider Option 3. If you want your death benefit to include the policy Specified Amount and Policy Value, you should consider Option 2. If you are satisfied with the Specified Amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Policy Value, you should consider Option 1. Under Option 1, the cost of insurance is lower because our Net Amount at Risk is generally lower; for this reason, the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the Policy Value.Under all death benefit options, if death is on or after the Insured’sAttained Insurance Age 120Policy Anniversary, the death benefit amount will be the greater of: •the death benefit on the Insured's Attained Insurance Age 120 Policy Anniversary, minus any partial surrenders and partial surrender fees occurring after the Insured's Attained Insurance Age 120 Policy Anniversary; or•the Policy Value on the date of death.If you have the AdvanceSource Rider on your policy, the Proceeds payable upon death of the Insured on or after the Insured’sAttained Insurance Age 120 Policy Anniversary is reduced by each AdvanceSource Rider benefit paid.Change in Death Benefit OptionPrior to the Insured’s Attained Insurance Age 120 anniversary, you may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the Specified Amount. You do not need to provide additional evidence of insurability. If you change from Option 1 to Option 2: The Specified Amount will decrease by an amount equal to the Policy Value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting Specified Amount would fall below the minimum amount shown in the policy. If you change from Option 2 to Option 1: The Specified Amount will increase by an amount equal to the Policy Value on the effective date of the change. If you change from Option 3 to Option 1: The Specified Amount will be the Option 3 death benefit on the effective date of the change. You may not change from Option 1 or Option 2 to Option 3. An increase or decrease in Specified Amount resulting from a change in the death benefit option will affect the following: •Monthly deduction because the cost of insurance charges depends upon the Specified Amount.•Minimum Initial Premium.•No-Lapse Guarantee Premium.•Charges for the optional Accidental Death Benefit rider, Children's Insurance rider, Waiver of Monthly Deduction rider, Waiver of Premium rider and the AdvanceSource Accelerated Benefit rider – CI will increase if the death benefit option change results in an increase in the rider Specified Amount.•If there is a requested decrease in the policy Specified Amount, the AIBR would terminate.The Surrender Charge will not be affected. We reserve the right to decline to make any death benefit option change that we determine would cause the policy to fail to qualify as life insurance under applicable tax laws. If you have the AdvanceSource Rider on your policy: Neither Option 2 nor Option 3 is available. Changes in Specified Amount Subject to certain limitations, you may make a written request to increase or decrease the Specified Amount.Increases: If you increase the Specified Amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000 and we will not permit an increase after the Insured’s Attained Insurance Age 85. We will have two years from the effective date of an increase in Specified Amount to contest the truth of statements or representations in the application for the increase in Specified Amount. An increase in the Specified Amount will have the following effect on policy costs: •Your monthly deduction will increase because the cost of insurance charge depends upon the Specified Amount.•Charges for the optional Waiver of Monthly Deduction rider will increase.•The Minimum Initial Premium and the NLG premiums will increase.•Charges for certain optional insurance benefits may increase.•The administrative charge will increase.•The Surrender Charge will increase. A new schedule of Surrender Charges will apply to the amount of any increase in the Specified Amount.At the time of the increase in Specified Amount, the Cash Surrender Value of your policy must be sufficient to pay the monthly deduction on the next Monthly Date. The increased Surrender Charge will reduce the Cash Surrender Value. If the remaining Cash Surrender Value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will Lapse unless the NLG or the Minimum Initial Premium guarantee is in effect.Decreases: After the first policy year, you may decrease the Specified Amount, subject to all the following limitations: •Only one decrease per policy year is allowed.•We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.•After the decrease, the Specified Amount may not be less than the minimum amount shown in the policy.•In policy years 2-5, the Specified Amount remaining after the decrease may not be less than 75% of the initial Specified Amount.•In policy years 6-10, the Specified Amount remaining after the decrease may not be less than 50% of the initial Specified Amount.•In policy years 11-15, the Specified Amount remaining after the decrease may not be less than 25% of the initial Specified Amount.•In policy years 16+, the Specified Amount remaining after the decrease must be at least $1,000.The effective date of any decrease in Specified Amount is the Monthly Date on or next following the date we receive your request. No Surrender Charge is imposed when you request a decrease in the Specified Amount. Each increase in Specified Amount is treated as a new policy for purposes of applying the limitations on decreases. Thus, the first policy year for an increase is measured from the effective date of the increase. Example This example assumes an initial Specified Amount of $100,000. In policy year 6, you increase the initial Specified Amount by $100,000. The current Specified Amount after this increase is $200,000. In policy year 10 (and 4 policy years after the effective date of the increase), you request a $125,000 decrease in the current Specified Amount. The maximum decrease permitted under these assumptions is limited to $75,000, and the Specified Amount after this decrease is $125,000, computed as follows:
Maximum reduction in initial Specified Amount in policy year 10:	$100,000 X .50 =	$50,000
Maximum reduction in increase in Specified Amount during the fourth policy year of increase:	$100,000 X .25 =	+25,000
Maximum permitted reduction in current Specified Amount:		$75,000
Current Specified Amount before reduction:		$200,000
Minus maximum permitted reduction in current Specified Amount:		–75,000
Specified Amount after reduction		$125,000
A decrease in Specified Amount will affect your costs as follows: •Your monthly deduction will decrease because the cost of insurance charge depends upon the Specified Amount.•The monthly deduction for the WMD will decrease.•If there is a decrease in the policy Specified Amount that results in the ASR Specified Amount to be greater than the new policy Specified Amount, the ASR Specified Amount will be automatically decreased to equal the policy Specified Amount.•If there is a requested decrease in the policy Specified Amount, the AIBR would terminate.•The Minimum Initial Premium and the NLG premiums will decrease.•The administrative charge will not change.•The Surrender Charge will not change.We will deduct decreases in the Specified Amount from the current Specified Amount in this order: •First from the initial Specified Amount when the policy was issued, and•Then from the increases successively following the initial Specified Amount.This procedure may affect the cost of insurance if we have applied different Risk Classifications to the current Specified Amount. We will eliminate the Risk Classification applicable to the most recent increase in the Specified Amount first, then the Risk Classification applicable to the next most recent increase, and so on. If you have the AdvanceSource Rider on your policy and request a decrease in the policy Specified Amount, including decreases due to partial surrenders, you may impact the AdvanceSource Rider Specified Amount and the remaining amount to be accelerated. After a decrease in the policy Specified Amount, if the remaining amount to be accelerated divided by the new policy Specified Amount is greater than the maximum rider Specified Amount percent shown in the “Policy Data” section of the policy, then the rider Specified Amount and the remaining amount to be accelerated will be decreased. Any resulting decrease could cause a change in the maximum monthly benefit.Misstatement of Age or Sex If the Insured’s age or sex has been misstated, the Proceeds payable upon death will be: •the Policy Value on the date of death; plus•the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus•the amount of any outstanding Indebtedness on the date of death.Suicide Suicide by the Insured within two years from the Policy Date is not covered by the policy. If suicide occurs, the only amount payable to the Beneficiary will be the premiums paid, minus any Indebtedness and partial surrenders. If the Insured commits suicide within two years from the effective date of an increase in Specified Amount, the amount payable for the additional Specified Amount will be limited to the monthly deductions for the Additional Specified Amount.Beneficiary Initially, the Beneficiary will be the person you designate in your application for the policy. You may change the Beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a Beneficiary, or if the designated Beneficiary dies before the Insured, the Beneficiary will be you, if living. If you are not living, the Beneficiary will be your estate.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Change in Death Benefit OptionPrior to the Insured’s Attained Insurance Age 120 anniversary, you may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the Specified Amount. You do not need to provide additional evidence of insurability. If you change from Option 1 to Option 2: The Specified Amount will decrease by an amount equal to the Policy Value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting Specified Amount would fall below the minimum amount shown in the policy. If you change from Option 2 to Option 1: The Specified Amount will increase by an amount equal to the Policy Value on the effective date of the change. If you change from Option 3 to Option 1: The Specified Amount will be the Option 3 death benefit on the effective date of the change. You may not change from Option 1 or Option 2 to Option 3. An increase or decrease in Specified Amount resulting from a change in the death benefit option will affect the following: •Monthly deduction because the cost of insurance charges depends upon the Specified Amount.•Minimum Initial Premium.•No-Lapse Guarantee Premium.•Charges for the optional Accidental Death Benefit rider, Children's Insurance rider, Waiver of Monthly Deduction rider, Waiver of Premium rider and the AdvanceSource Accelerated Benefit rider – CI will increase if the death benefit option change results in an increase in the rider Specified Amount.•If there is a requested decrease in the policy Specified Amount, the AIBR would terminate.The Surrender Charge will not be affected. We reserve the right to decline to make any death benefit option change that we determine would cause the policy to fail to qualify as life insurance under applicable tax laws. If you have the AdvanceSource Rider on your policy: Neither Option 2 nor Option 3 is available. Changes in Specified Amount Subject to certain limitations, you may make a written request to increase or decrease the Specified Amount.Increases: If you increase the Specified Amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000 and we will not permit an increase after the Insured’s Attained Insurance Age 85. We will have two years from the effective date of an increase in Specified Amount to contest the truth of statements or representations in the application for the increase in Specified Amount. An increase in the Specified Amount will have the following effect on policy costs: •Your monthly deduction will increase because the cost of insurance charge depends upon the Specified Amount.•Charges for the optional Waiver of Monthly Deduction rider will increase.•The Minimum Initial Premium and the NLG premiums will increase.•Charges for certain optional insurance benefits may increase.•The administrative charge will increase.•The Surrender Charge will increase. A new schedule of Surrender Charges will apply to the amount of any increase in the Specified Amount.At the time of the increase in Specified Amount, the Cash Surrender Value of your policy must be sufficient to pay the monthly deduction on the next Monthly Date. The increased Surrender Charge will reduce the Cash Surrender Value. If the remaining Cash Surrender Value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will Lapse unless the NLG or the Minimum Initial Premium guarantee is in effect.Decreases: After the first policy year, you may decrease the Specified Amount, subject to all the following limitations: •Only one decrease per policy year is allowed.•We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.•After the decrease, the Specified Amount may not be less than the minimum amount shown in the policy.•In policy years 2-5, the Specified Amount remaining after the decrease may not be less than 75% of the initial Specified Amount.•In policy years 6-10, the Specified Amount remaining after the decrease may not be less than 50% of the initial Specified Amount.•In policy years 11-15, the Specified Amount remaining after the decrease may not be less than 25% of the initial Specified Amount.•In policy years 16+, the Specified Amount remaining after the decrease must be at least $1,000.The effective date of any decrease in Specified Amount is the Monthly Date on or next following the date we receive your request. No Surrender Charge is imposed when you request a decrease in the Specified Amount. Each increase in Specified Amount is treated as a new policy for purposes of applying the limitations on decreases. Thus, the first policy year for an increase is measured from the effective date of the increase. Example This example assumes an initial Specified Amount of $100,000. In policy year 6, you increase the initial Specified Amount by $100,000. The current Specified Amount after this increase is $200,000. In policy year 10 (and 4 policy years after the effective date of the increase), you request a $125,000 decrease in the current Specified Amount. The maximum decrease permitted under these assumptions is limited to $75,000, and the Specified Amount after this decrease is $125,000, computed as follows:
Maximum reduction in initial Specified Amount in policy year 10:	$100,000 X .50 =	$50,000
Maximum reduction in increase in Specified Amount during the fourth policy year of increase:	$100,000 X .25 =	+25,000
Maximum permitted reduction in current Specified Amount:		$75,000
Current Specified Amount before reduction:		$200,000
Minus maximum permitted reduction in current Specified Amount:		–75,000
Specified Amount after reduction		$125,000
A decrease in Specified Amount will affect your costs as follows: •Your monthly deduction will decrease because the cost of insurance charge depends upon the Specified Amount.•The monthly deduction for the WMD will decrease.•If there is a decrease in the policy Specified Amount that results in the ASR Specified Amount to be greater than the new policy Specified Amount, the ASR Specified Amount will be automatically decreased to equal the policy Specified Amount.•If there is a requested decrease in the policy Specified Amount, the AIBR would terminate.•The Minimum Initial Premium and the NLG premiums will decrease.•The administrative charge will not change.•The Surrender Charge will not change.We will deduct decreases in the Specified Amount from the current Specified Amount in this order: •First from the initial Specified Amount when the policy was issued, and•Then from the increases successively following the initial Specified Amount.This procedure may affect the cost of insurance if we have applied different Risk Classifications to the current Specified Amount. We will eliminate the Risk Classification applicable to the most recent increase in the Specified Amount first, then the Risk Classification applicable to the next most recent increase, and so on. If you have the AdvanceSource Rider on your policy and request a decrease in the policy Specified Amount, including decreases due to partial surrenders, you may impact the AdvanceSource Rider Specified Amount and the remaining amount to be accelerated. After a decrease in the policy Specified Amount, if the remaining amount to be accelerated divided by the new policy Specified Amount is greater than the maximum rider Specified Amount percent shown in the “Policy Data” section of the policy, then the rider Specified Amount and the remaining amount to be accelerated will be decreased. Any resulting decrease could cause a change in the maximum monthly benefit.
Charges and Contract Values, Note (N-6) [Text Block]	If you want to have premium payments reflected in the form of an increasing death benefit, subject to a limit, you should consider Option 3. If you want your death benefit to include the policy Specified Amount and Policy Value, you should consider Option 2. If you are satisfied with the Specified Amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Policy Value, you should consider Option 1. Under Option 1, the cost of insurance is lower because our Net Amount at Risk is generally lower; for this reason, the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the Policy Value.Under all death benefit options, if death is on or after the Insured’sAttained Insurance Age 120Policy Anniversary, the death benefit amount will be the greater of: •the death benefit on the Insured's Attained Insurance Age 120 Policy Anniversary, minus any partial surrenders and partial surrender fees occurring after the Insured's Attained Insurance Age 120 Policy Anniversary; or•the Policy Value on the date of death.If you have the AdvanceSource Rider on your policy, the Proceeds payable upon death of the Insured on or after the Insured’sAttained Insurance Age 120 Policy Anniversary is reduced by each AdvanceSource Rider benefit paid.
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the ContractIn addition to the standard death benefit(s) associated with your contract, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.
Name of Benefit	Purpose	Is the Benefit Standard or Optional	Brief Description of Restrictions / Limitations
Accelerated Benefit Rider for Terminal Illness (ABRTI)	The ABRTI allows the Owner to withdraw part of the death benefit if the Insured becomes terminally ill.	Optional
•Death benefit can only be accelerated
if the Insured is diagnosed as
terminally ill as defined in the rider.
• The accelerated benefit creates a lien
against the policy’s death benefit and
interest will be added to the lien as it
accrues.
• At the Insured’s death, the policy’s
Beneficiary would receive only the
death benefit remaining after the lien
has been deducted.

Accidental Death Benefit (ADB)	The Accidental Death Benefit rider provides for an additional death benefit if the Insured’s death is caused by accidental injury prior to the Attained Insurance Age70Policy Anniversary.	Optional
•ADB is available for Insureds Issue
Ages 5-65.
• ADB will only pay the additional
accidental death benefit if the
Insured's death is caused by
accidental injury prior to the Insured's
Attained Insurance Age70Policy
Anniversary.
• Death must occur within 90 days of
the accidental injury to be considered
for the accidental death benefit.

Automatic Increase Benefit Rider (AIBR)
The Automatic Increase Benefit Rider
(AIBR) provides for an increase in the
Specified Amount on each Policy
Anniversary without evidence of
insurability. The amount of the increase
will be based on a percentage of the
Specified Amount in effect at the time of
the increase. The percent is chosen by
the policy Owner at the time of
application.
Optional
•AIBR is only available at issue.
• AIBR is available to Insureds Issue
Ages 0–60.
• AIBR cannot be added to policies with
an Insured that has a substandard
Risk Classification.
• The automatic increase percent
cannot be changed once the policy
has been issued.
• The lifetime maximum amount of all
automatic increases combined is
$750,000.
• The AIBR will terminate at the earlier
of:
• The Insurance Attained Insurance Age
65Policy Anniversary, or
• The date the lifetime maximum of
$750,000 is reached, or
• The date the policy owner rejects an
automatic increase, or
• The date the policy owner requests a
decrease in the Specified Amount,
(Partial Surrenders and death benefit
option changes that result in a
decrease in Specified Amount do not
cause the rider to terminate), or
• When the policy owner requests to
have the rider removed, or
• The date the policy terminates for any
reason.

Name of Benefit	Purpose	Is the Benefit Standard or Optional	Brief Description of Restrictions / Limitations
Children’s Insurance Rider (CIR)	The Children’s Insurance Rider (CIR) provides level term coverage on each eligible child.	Optional
•CIR is available for Insureds Issue
Ages 16-60.
• CIR provides insurance on the
Insured's children ages 15 days to
19 years at issue and any children
born after issue and prior to the
Insured's Attained Insurance Age65
Policy Anniversary.
• Coverage on a child will expire on the
earlier of the child's 22nd birthday or
the Insured's Attained Insurance Age
65Policy Anniversary.

Overloan Protection Benefit (OPB)	Protects the policy from Lapsing as a result of the loan balance exceeding the Policy Value when certain conditions are met.	Optional
•OPB can only be exercised if the
death benefit option 1 is in effect.
• The policy must be in force for at
least 15 years before the OPB can be
exercised.
• The policy may not be in the grace
period to exercise the OPB.

Waiver of Monthly Deduction (WMD)	Under WMD, we will waive the monthly deduction if the Insured becomes totally disabled for a period of 180 consecutive days when certain requirements are met.	Optional
•WMD is available for Insureds Issue
Ages 20-55.
• Insured must be totally disabled for
180 days or longer prior to the
Insured's Attained Insurance Age65
Policy Anniversary to claim benefits.
• Monthly deductions will be waived for
a limited period of time if total
disability begins on or after the
Insured's Attained Insurance Age60
Policy Anniversary but before the
Insured's Attained Insurance Age65
Policy Anniversary.
• During a period of total disability, the
Specified Amount of the policy cannot
be increased, the death benefit
option cannot be changed and
increases in benefits under the policy
or any riders attached to it will not be
allowed.
• If the rider and policy are inforce and
the rider is not on claim on the
Insured's Attained Insurance Age65
Policy Anniversary, the rider will
automatically terminate.

Name of Benefit	Purpose	Is the Benefit Standard or Optional	Brief Description of Restrictions / Limitations
Waiver of Premium (WP)
The Waiver of Premium (WP) rider
provides that if the Insured becomes
totally disabled and total disability
continues for a period of 180
consecutive days, RiverSource Life will
add to the Policy Value the specified
premium as shown on the Policy Data
page, or waive the monthly deduction for
the policy, whichever is higher.
Optional
•WP is available for Insureds Issue
Ages 20-55.
• Insured must be totally disabled for
180 days or longer prior to the
Insured's Attained Insurance Age65
Policy Anniversary to claim benefits.
• Benefits will be applied for a limited
period of time if total disability begins
on or after the Insured's Attained
Insurance Age60Policy Anniversary
but before the Insured's Attained
Insurance Age65Policy Anniversary.
• During a period of total disability, the
Specified Amount of the policy cannot
be increased, the death benefit
option cannot be changed and
increases in benefits under the policy
or any riders attached to it will not be
allowed.
• If the rider and policy are inforce and
the rider is not on claim on the
Insured's Attained Insurance Age65
Policy Anniversary, the rider will
automatically terminate.

Accounting Value Increase Rider (AVIR)	If the policy is fully surrendered while the rider is in force and prior to the expiration date of the rider, we will waive a portion of the Surrender Charge.	Optional
•AVIR is only available at issue.
• This rider is only available in limited
situations, determined at time of
underwriting.
• Surrender Charges will not be waived
if the policy is being surrendered in
exchange for a new insurance policy
or contract.

Name of Benefit	Purpose	Is the Benefit Standard or Optional	Brief Description of Restrictions / Limitations
AdvanceSource Accelerated Benefit Rider for Chronic Illness (ASR-CI)	ASR-CI provides a rider payment to the Insured, as an acceleration of the policy’s death benefit, if the Insured becomes a Chronically Ill Individual who receives Qualified Long-term Care Services.	Optional
•ASR is only available at issue.
• ASR is available for Insureds Issue
Ages 0-79.
• The ASR Specified Amount must be
between 20% and 100% of the policy
Specified Amount.
• The minimum ASR Specified Amount
is $50,000.
• The minimum Specified Amount of the
policy with an ASR is $100,000.
• ASR can be issued to Insureds rated
substandard up to and including Table
D.
• ASR is only available on policies that
are death benefit option 1.
• Benefits under the rider will only be
paid if the Insured is classified as
Chronically Ill, as defined in the rider,
for at least 90 days.
• Benefits will not be provided under
this rider during the first six months
for qualified long-term care services
received by the Insured due to a
pre-existing condition.
• The rider does not cover services
provided by a facility or an agency
that does not meet the rider definition
of such facility or agency.
• Certain policy transactions are not
allowed while the Insured is on ASR
claim. This includes transfers from
the Fixed Account to the Subaccounts
or indexed accounts,partial
surrenders, and additional loans.
• The ASR does not include inflation
projection coverage.

Name of Benefit	Purpose	Is the Benefit Standard or Optional	Brief Description of Restrictions / Limitations
Automated Transfers
Automated transfer arrangements allow
you to set up periodic transfers at a set
interval (i.e. monthly, quarterly, etc.)
from one investment option to one or
more investment option(s) under the
policy.
Standard
•Only one automated transfer
arrangement can be in effect at any
time.
• Only one account can be used as the
source of funds in the automatic
transfer arrangement.
• The Indexed Accounts may not be
used as the source of funds for any
automated transfer arrangement.
• If the Fixed Account is the source of
funds, you cannot set up an
automated transfer amount that
would deplete the Fixed Account in
less than 12 months.
• If the value of the source of funds
account is less than the requested
automated transfer amount, that
occurrence of the automated transfer
will not process.
• The minimum automatic transfer
amount is $50.
• You must allow seven days for us to
change any automated transfer
arrangement instructions that are
currently in place.
• If you made a transfer from the Fixed
Account to one or more Subaccounts,
you may not make a transfer from
those Subaccounts back to the Fixed
Account until the next Policy
Anniversary.

Name of Benefit	Purpose	Is the Benefit Standard or Optional	Brief Description of Restrictions / Limitations
Automated Dollar-Cost Averaging (DCA)
A DCA arrangement is an automated
transfer arrangement designed to help
you benefit from fluctuations in
Accumulation Unit values caused by
fluctuations in the market values of the
underlying Funds. Under a DCA
arrangement, since you invest the same
amount each period, you automatically
acquire more units when market values
fall, fewer units when it rises. The
potential effect is to lower your average
cost per unit. There is no charge for
DCA.
Standard
•Only one automated transfer
arrangement can be in effect at any
time.
• Only one account can be used as the
source of funds in the automatic
transfer arrangement.
• If the Fixed Account is the source of
funds, you cannot set up an
automated transfer amount that
would deplete the Fixed Account in
less than 12 months.
• If the value of the source of funds
account is less than the requested
automated transfer amount, that
occurrence of the automated transfer
will not process.
• The minimum automatic transfer
amount is $50.
• You must allow seven days for us to
change any automated transfer
arrangement instructions that are
currently in place.
• If you made a transfer from the Fixed
Account to one or more Subaccounts,
you may not make a transfer from
those Subaccounts back to the Fixed
Account until the next Policy
Anniversary.

Special Dollar-Cost Averaging (SDCA)
An SDCA arrangement is an automated
transfer arrangement designed to help
you benefit from fluctuations in
Accumulation Unit values caused by
fluctuations in the market values of the
underlying Funds. Under an SDCA
arrangement, net Premiums and/or
Policy Value is allocated to the SDCA
portion of the Fixed Account. These
amounts are then subsequently
transferred, on a monthly basis and over
a 12-month period, to accounts
according to the premium allocation
currently in effect at the time of each
transfer. The potential effect of this
option is that it may allow you to lower
your average cost per unit. There is no
charge for SDCA.
Standard
•The Fixed Account is the source of
funds.
• The minimum SDCA transfer amount
is $50.
• If an SDCA transfer amount is
allocated to one or more
Subaccounts, you may not make a
transfer from those Subaccounts
back to the Fixed Account until the
next Policy Anniversary.

Asset Rebalancing
The asset rebalancing feature
automatically transfers Policy Value
between Subaccounts at set intervals
(i.e. monthly, quarterly, etc.) to
correspond to your chosen allocation
percentages among Subaccounts.
Standard
•The Policy Value reallocated must be
at least $2,000 at the time the asset
rebalancing is set up.
• Asset rebalancing does not apply to
Policy Value in the Fixed Account.
• Asset rebalancing must occur
quarterly, semiannually or annually.
• You must allow 30 days for us to
change any asset rebalancing
instructions that currently are in
place.

Name of Benefit	Purpose	Is the Benefit Standard or Optional	Brief Description of Restrictions / Limitations
Paid Up Insurance Option	You may request that we use the Cash Surrender Value of the policy to purchase an amount of paid-up insurance prior to the youngest Insured’s Attained Insurance Age120.	Optional
•When the Paid-Up Insurance option is
elected, you will forfeit all rights to
make future premium payments and
all riders will terminate.
• The paid-up insurance policy’s death
benefit amount, minus its Cash
Surrender Value, cannot be greater
than your current policy’s death
benefit, minus its Policy Value(both as
of the date of the paid-up insurance
policy’s purchase).

Additional Information About Optional Benefits When you purchase your policy, you may add any available optional benefits to your policy in the form of riders for an additional charge (unless otherwise noted). Accelerated Benefit Rider for Terminal Illness (ABRTI). If the Insured is terminally ill and death is expected to occur within six months, the rider provides that you can withdraw a portion of the death benefit prior to death. Example: Jane Doe purchases a policy with a $500,000 Specified Amount and the Accelerated Benefit Rider for Terminal Illness (ABR-TI). Jane receives a terminal illness diagnosis as defined in the policy. She elects to receive an advance of the death benefit under the ABR-TI. At that time, there are no outstanding loans on the policy and the Specified Amount is $500,000. She elects to receive the maximum lump sum amount available to be accelerated which is 50% x $500,000 = $250,000. A one time administrative charge equal to $500 will be paid to us using an additional accelerated benefit and increasing the total accelerated benefit. The total accelerated benefit will create a lien against the policy that will be charged interest as described in the policy. The interest charged will be paid by additional accelerated benefits and will be added to the total accelerated benefit. The policy's Proceeds payable to the Beneficiary at the time of Jane's death will be the base policy death benefit less the total accelerated death benefit. Accidental Death Benefit Rider (ADB). ADB provides an additional death benefit if the Insured’s death is caused by accidental injury. Example: Jane Doe purchases a base policy with a $500,000 Specified Amount and includes an Accidental Death Benefit (ADB) rider with an accidental death benefit equal to $100,000. Prior to Jane's Attained Insurance Age 70 Policy Anniversary, she dies within 180 days of an accidental injury and her death was a direct result of the accidental injury. The total Proceeds payable to the Beneficiary will be $600,000 which is equal to the base policy Proceeds of $500,000 plus the accidental death benefit of $100,000. Automatic Increase Benefit Rider (AIBR). AIBR provides an increase in the Specified Amount at a designated percentage on each Policy Anniversary until the earliest of the Insured’s Attained Insurance Age 65 or the occurrence of certain other events, as described in the rider. Example: Jane Doe purchases a base policy with a $500,000 Specified Amount and the Automatic Increase Benefit Rider (AIBR) of 5%. On the first policy anniversary, the Specified Amount will increase to $525,000 which is the original Specified Amount of $500,000 times 1.05. A similar increase will automatically occur on each Policy Anniversary and no evidence of insurability will be required. The maximum amount of each annual increase is $25,000 and the lifetime maximum of all annual increases combined is $750,000. Automatic increases will occur until the earlier of Jane's Attained Insurance Age 65 Policy Anniversary or the lifetime maximum increase is reached. Children’s Insurance Rider (CIR): CIR provides level term coverage on each eligible child. Example: John Doe purchases a base policy and the Children's Insurance Rider with a rider benefit amount equal to $8,000. Jane Doe is the Insured of the base policy and John is the owner. All of Jane's children, as defined in the policy, are insured under this rider. If a child of Jane's dies prior to the child's 22nd birthday and Jane's Attained Insurance Age 65 Policy Anniversary, the $8,000 rider benefit will be paid to John. Overloan Protection Benefit (OPB). The overloan protection benefit prevents the policy from Lapsing due to the loan balance exceeding Policy Value. The OPB is included with new policies. The feature may be exercised by the policy Owner when all of the following conditions are met: •The policy has been in force for at least 15 years; and•The Insured’s Attained Insurance Age is at least 75 but not greater than 95; and•Policy Indebtedness must be greater than the Specified Amount and greater than or equal to the Indebtednesspercentage shown under Policy Data; and•The Cash Surrender Value is sufficient to pay the exercise charge; and•The death benefit option in effect is option 1; and•The policy has not yet entered the grace period; and•The policy is not a modified endowment contract, as defined by Section 7702A of the Internal Revenue Code, and exercising the benefit does not cause the policy to become a modified endowment contract; and•No current or future distributions will be required from the policy to maintain its qualification for treatment as a life insurance policy under the Internal Revenue Code; and•The sum of Partial Surrenders taken to date are greater than or equal to the amount that can be withdrawn from the policy without creating adverse tax consequences.If all of the above conditions have been met, the policy owner may submit a written request to exercise the benefit to prevent the policy from entering the grace period. The benefit will become effective on the next monthly anniversary following receipt of request. Exercising the benefit is irrevocable. A onetime charge to exercise the benefit will be deducted from Policy Value. The charge is a percentage of the Policy Value that will not exceed the maximum exercise charge of 3%. Once the OPB has been exercised, the following changes to the base policy will occur: 1.The policy becomes a paid-up life insurance policy and no additional premium payments will be required, nor will any premium payments be accepted; however, loan repayments will be accepted.2.Monthly deductions will no longer be taken.3.Partial Surrenders will no longer be available.4.Additional loans will no longer be available.5.Any outstanding loan will remain and interest will be charged at the current loan interest rate as shown under Policy Data.6.The NLG will no longer be in effect and cannot be reinstated.7.The death benefit option cannot be changed.8.Changes to the Specified Amount will no longer be allowed.9.Any riders attached to the policy will terminate.Once the benefit has been exercised, the death benefit will be the applicable percentage from the Death Benefit Percentage Table as shown under Policy Data, multiplied by Policy Value or Indebtedness, whichever is greater. At the time of the exercise, this means the Death Benefit will decrease by as much as the one-time OPB exercise charge, which is currently 3%, multiplied by applicable percentage from the Death Benefit Percentage Table as shown under Policy Data. This may result in a significant reduction in the Proceeds payable upon death of the last surviving Insured. The OPB will terminate upon termination of the policy. If the policy terminates and is later reinstated, the OPB will also be reinstated with the policy. When the OPB is available to exercise, a notification will be sent to the policy owner. Once the benefit is exercised, a notification listing the changes to the policy will be sent to the policy owner. Example: Jane Doe purchases a base policy with a $1,500,000 Specified Amount, death benefit option 1, and the Overloan Protection Benefit (OPB). At the beginning of the 16th policy year: •Jane is Attained Insurance Age 80.•Premiums paid to date equal $700,000.•Partial Surrenders and Partial Surrender Charges amounting to $700,000 have been taken.•The current Specified Amount is $800,000 (the initial Specified Amount minus the Partial Surrenders and Partial Surrender Charges to date).•The Policy Value is $850,000.•There is outstanding Indebtedness equal to $820,000.•The death benefit is 892,500 which is the greater of the Specified Amount and the Policy Value times 1.05 which is the applicable percentage for the Death Benefit Percentage Table.•The Proceeds payable upon death of the Insured at this point in time would be $72,500 which is the death benefit of $892,500 minus the outstanding Indebtedness of $820,000. At this point, Jane decides to exercise his OPB to prevent the policy from lapsing. The exercise of the OPB will result in the following: •No more premium payments are required, nor will premium payments be accepted.•The policy will be assessed a one-time OPB exercise charge of $25,500 resulting in an updated Policy Value of $824,500.•Outstanding Indebtedness remains at $820,000.•Loan repayments will still be accepted.•The new death benefit immediately after the exercise will be $865,725 which is the greater of the updated Policy Value or outstanding Indebtedness times 1.05.•The Proceeds payable upon death of the Insured would now be $45,725 which is the new death benefit of $865,725 minus the outstanding Indebtedness of $820,000.Waiver of Monthly Deduction Rider (WMD). Under WMD, we will waive the monthly deduction for a period of time if the Insured becomes totally disabled. In addition: •If total disability begins on or after Attained Insurance Age 60 Policy Anniversary but before Attained Insurance Age65 Policy Anniversary, the monthly deduction will be waived for a limited period of time; and•WMD also includes a waiver for involuntary unemployment benefit where monthly deductions may be waived up to 12 months.Example: Jane Doe purchases a base policy and the Waiver of Monthly Deduction rider. At Attained Insurance Age 55, Jane becomes totally disabled (as defined in the policy) and meets the requirements of the rider to qualify for waiver of the monthly deductions under the rider. We will waive the monthly deduction of the policy, this rider and all other riders attached to the policy. For any month that the monthly deduction is being waived, any Minimum Initial Premium and No-Lapse Guarantee Premium for that monthly will be zero. Since the disability began prior to Jane's Attained Insurance Age 60 Policy Anniversary, we will waive monthly deductions until either Jane is no longer considered totally disabled or John's Attained Insurance Age 120 Policy Anniversary. Waiver of Premium Rider (WP). Under WP, if total disability begins before Attained Insurance Age 60, prior to Attained Insurance Age 65 we will add the specified premium shown under Policy Data in the policy to the Policy Value or waive the monthly deduction if higher. On or after Attained Insurance Age 65, we will waive the monthly deduction. In addition, WP also includes a waiver for involuntary unemployment benefit where monthly deductions may be waived up to 12 months. Example: Jane Doe purchases a base policy and the Waiver of Premium rider with a $150 per month specified premium. At age 55, Jane becomes totally disabled (as defined in the policy) and meets the requirements of the rider to qualify for benefits under the rider. As long as Jane remains totally disabled, prior to Jane's Attained Insurance Age 65 Policy Anniversary, we will add the greater of the WP specified premium or the monthly deduction to the policy value each month. After Jane's Attained Insurance 65 Policy Anniversary, we will add the monthly deduction to the policy value each month. Since the disability began prior to Jane's Attained Insurance Age 60 Policy Anniversary, we will continue to pay the rider benefit until either Jane is no longer considered totally disabled or Jane's Attained Insurance Age 120 Policy Anniversary. Accounting Value Increase Rider (AVIR): If the policy is fully surrendered while the rider is in force and prior to the expiration of the rider at the end of the eighth policy year, we will waive a portion of the Surrender Charge. The percentage waived is set at issue and applies to all AVIRs. The percentage waived is shown in the table below. Please note the following about AVIR: •The amount waived is a percentage of the Surrender Charge that would apply to the initial Specified Amount.•The waiver does not apply to any Surrender Charge due to increases in Specified Amount, or to Partial Surrenders.•Surrender Charges will not be waived if the policy is being surrendered in exchange for a new insurance policy or contract.During the surrender charge period of the policy, the percentage waived at Full Surrender is shown below:
Policy Years(s)	% of Surrender Charge Waived
1 - 4	100%
5	80%
6	65%
7	50%
8	35%
9+	0%
Example: Jane Doe purchases a base policy with a $500,000 Specified Amount and the Accounting Value Increase Rider (AVIR). Jane decides to do a Full Surrender in the sixth policy year when the Policy Value is $60,000 and the Surrender Charge is $8,500. Due to the AVIR, instead of paying the Surrender Charge of $8,500, we will waive 65%, or $5,525, resulting in an actual Surrender Charge of $2,975. Therefore, the final Proceeds payable upon Surrender would be $57,025 which is the $60,000 Policy Value minus the actual Surrender Charge of $2,975. Paid Up Insurance Option: You may request that we use the Cash Surrender Value of the policy to purchase an amount of paid-up insurance prior to the Insured’s Attained Insurance Age 120. You may make your request in writing during the 30 days before any Policy Anniversary. The paid-up insurance policy will take effect as of the Policy Anniversary and will mature on the original policy’s Insured’s Attained Insurance Age 120. You will forfeit all rights to make future premium payments and all riders will terminate. The amount and Cash Surrender Value of the paid-up insurance policy will be based on the cost of insurance rates guaranteed in the policy and on the Fixed Account guaranteed interest rate. The paid-up insurance policy’s death benefit amount, minus its Cash Surrender Value, cannot be greater than your current policy’s death benefit, minus its Policy Value(both as of the date of the paid-up insurance policy’s purchase). The amount of paid-up insurance will remain level and will not be less than required by law. Any Cash Surrender Value that is not used to purchase the paid-up insurance amount will be paid to you. At any time before the Insured’s death, you may surrender the paid-up insurance for its Cash Surrender Value. AdvanceSource Accelerated Benefit Rider Key terms used in the AdvanceSource Accelerated Benefit Rider section are describe below. AdvanceSource Accelerated Benefit Rider for Chronic Illness (ASR-CI). ASR-CI provides a rider payment to the Accelerated Benefit Insured, as an acceleration of the policy’s death benefit, if the Accelerated Benefit Insured becomes a Chronically Ill Individual who receives Qualified Long-term Care Services. Please note the following about the ASR-CI: •This rider is only available for policies purchased under the Option 1 death benefit.•At the request of you or the Accelerated Benefit Insured the accelerated benefit under this rider will be paid each month, limited by the maximum monthly benefit to the Accelerated Benefit Insured or to any individual authorized to act on behalf of the Accelerated Benefit Insured.•These payments are subject to certain limitations and satisfaction of eligibility requirements which include the following: 1) A current written eligibility certification from a Licensed Health Care Practitioner that certifies the Accelerated Benefit Insured is a Chronically Ill Individual; and 2) Proof that the Accelerated Benefit Insured received or is receiving Qualified Long-term Care Services pursuant to a Plan of Care; and 3) Proof that the Elimination Period has been satisfied; and 4) Written Notice of Claim and Proof of Loss, as described in the “Claim Provisions” section of the policy, in a form satisfactory to us.•We will begin Monthly Benefit Payments under this rider when the Eligibility for the Payment of Benefits Conditions are met and a claim for benefits has been approved by us. The ASR-CI does not include inflation protection coverage and therefore the benefit level will not increase over time. Because the costs of long-term care services will likely increase over time, you should consider whether and how the benefits of the ASR-CI may be adjusted.•Monthly Benefit Payments paid will also change other values of the life insurance policy as provided in the rider such as Policy Value less Indebtedness,Surrender Charges and monthly No-Lapse Guarantee premiums.Example: Jane Doe purchases a base policy with a $500,000 Specified Amount and the AdvanceSource Rider with a rider Specified Amount of $150,000 and a 3% Monthly Benefit Percent. Jane qualifies and starts to receive Qualified Long-Term Care Services. Once the elimination period is complete, we will pay the monthly benefit equal to the lesser of: •Rider Specified Amount x Monthly Benefit Percent ($150,000 x 3% = $4,500);•Remaining Amount to be Accelerated; or•Maximum Monthly Benefit Limit.When benefit payments begin, all policy value in Subaccounts will be transferred to the Fixed Account, future premium payments will be allocated to the Fixed Account and no transfers to the Subaccounts can be made during a period of coverage. Immediately after a monthly benefit payment under the rider, the base policy Specified Amount will be reduced by the amount of the rider benefit amount. Other values of the policy will also be adjusted after each payment as described in the rider form. The Rider's remaining amount to be accelerated will decrease after each monthly payment is made. Under the ASR-CI the monthly benefit payment will be made to the insured. Key terms for the AdvanceSource Accelerated Benefit Rider: The following key terms are associated with the AdvanceSource Accelerated Benefit Riders: Accelerated Benefit Insured: This person is the Insured of the policy to which an AdvanceSource rider is attached. Adult Day Care: A program that provides a protective environment and preventive, remedial and restorative services for part of the 24-hour day. Adult Day Care Center: A place that is licensed to provide Adult Day Care by the state. If not licensed, it must meet certain criteria listed in an AdvanceSource rider. AdvanceSource Rider Specified Amount: The maximum death benefit amount that may be accelerated under an AdvanceSource rider. This amount is chosen in your application for the rider and is shown in the “policy data” section of the policy. Assisted Living Facility: A facility that provides ongoing care and related services to inpatients in one location. In some states, if the facility is not licensed or accredited to provide such care, it must meet certain criteria listed in an AdvanceSource rider. Chronically Ill Individual: An individual who has been certified by a Licensed Health Care Practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring Substantial Supervision to protect such individual from threats to health and safety due to Cognitive Impairment. Cognitive Impairment: A deficiency in a person’s short-term memory; orientation as to person, place, and time; deductive or abstract reasoning; or judgment as it relates to safety awareness. Eligibility for the Payment of Benefits Conditions: Eligibility requirements for claim payments include the following: 1) A current written eligibility certification from a Licensed Health Care Practitioner that certifies the Accelerated Benefit Insured is a Chronically Ill Individual; and 2) Proof that the Accelerated Benefit Insured received or is receiving Qualified Long-term Care Services pursuant to a Plan of Care; and 3) Proof that the Elimination Period has been satisfied; and 4) Written Notice of Claim and Proof of Loss, as described in the “Claim Provisions” section of the rider. Elimination Period: The number of days of Qualified Long-term Care Services that are required while an AdvanceSource rider is in force before any benefit is available under this rider. The Elimination Period is shown in the “policy data” section of the policy. The dates of service need not be continuous; however, the Elimination Period must be satisfied within a period of 730 consecutive days. The Elimination Period must be satisfied only once while the rider is in force. Benefits will not be retroactively paid for the Elimination Period. The Elimination Period may vary by state. Please see your rider for further details. Home Health Care: Personal assistance and care provided by a Home Health Care Provider in a private home or by an Adult Day Care Center. Home Health Care Provider: An agency or person who provides Home Health Care. Hospital: A place which, by law, provides care and treatment for sick or injured persons as resident bed patients. Licensed Health Care Practitioner: A physician, a registered nurse, a licensed social worker, or any other individual who meets the requirements as may be prescribed by the U.S. Secretary of the Treasury. Long-term Care Facility: A facility, other than the acute care unit of a Hospital, that provides skilled nursing care, intermediate care, or custodial care, and is licensed by the appropriate state licensing agency or if not licensed maintains a registered nurse or licensed practical nurse on duty at all times to supervise a 24-hour nursing service, a doctor to supervise the operation of the facility, a planned program of policies and procedures that were developed with the advice of a professional group including at least one doctor or nurse, and a doctor available to furnish emergency medical care. Please note that some states have different requirements regarding what types of facilities may be considered long term care facilities. Please see your AdvanceSource rider for further details. Monthly Benefit Payment: The amount paid for a calendar month of Qualified Long-term Care Services. Monthly Benefit Percent: The percentage of the specified amount used to determine the maximum Monthly Benefit Payment under the AdvanceSource Rider. The percentage (1%, 2% or 3%) is elected at issue and shown in the “policy data” section of the policy. Notice of Claim: The written notice required to be submitted in order to start a claim. Proof of Loss: A signed form with a written statement and additional documentation needed by us in order to pay benefits under an AdvanceSource rider to the Accelerated Benefit Insured. Qualified Long-term Care Services: Necessary diagnostic, preventive, therapeutic, curing, treating, mitigating and rehabilitative services, and maintenance or personal care services, which are: 1. required for treatment of a Chronically Ill Individual; and 2. provided pursuant to a Plan of Care prescribed by a Licensed Health Care Practitioner; and 3. provided in a Long-term Care Facility, an Assisted Living Facility, an Adult Day Care Center, or by a Home Health Care Provider. Substantial Supervision: Continual supervision (which may include cuing by verbal prompting, gestures, or other demonstrations) by another person that is necessary to protect the severely cognitively impaired individual from threats to his or her health or safety (such as may result from wandering). Additional Information About Standard Benefits (Other than Standard Death Benefits) In addition to the standard death benefits, other standard benefits are included with your policy at no additional cost, as described further below. Automated Transfers: You can arrange to have Policy Value transferred from one account to another automatically. Only one automated transfer arrangement can be in effect at any time. You can transfer all or part of the value of a Subaccount to one or more of the other Subaccounts, one or more of the Indexed Accounts and/or to the Fixed Account. You can transfer all or part of the Fixed Account Value, minus Indebtedness, to one or more of the Subaccounts and/or one or more of the Indexed Accounts. Only one account can be used as the source of funds for any automated transfer arrangement. The Indexed Accounts may not be used as the source of funds for any automated transfer arrangement. If the Fixed Account is the source of funds for the arrangement, you cannot set up an automated transfer amount that would deplete the Fixed Account in less than 12 months. There is no such restriction on automated transfer arrangements that transfer value from the Fixed Account to one or more of the Indexed Accounts only. The minimum automated transfer amount is $50. On the date of a transfer, if the Policy Value in the source of funds account is less than the amount to be transferred under the arrangement, the transfer will not be processed. If your policy has entered a transfer restriction period that will last for 12 months, during this period transfers from the Fixed Account or the Subaccounts to any Indexed Account will not be allowed. Any automated transfer arrangement that moves money to an Indexed Account will be terminated. Premiums and loan repayments allocated to an Indexed Account during this period will be redirected to the Fixed Account. If you made a transfer from the Fixed Account to one or more Subaccounts, you may not make a transfer from those Subaccounts back to the Fixed Account until the next Policy Anniversary. You may make automated transfers by choosing a schedule we provide. You must allow seven days for us to change any automated transfer arrangement instructions that are currently in place. Example: The example below illustrates how an automated transfer arrangement works. Jane Doe purchases a base policy. She makes a one-time premium payment at issue of $120,000 and allocates it all to the Fixed Account. She sets up an automated transfer arrangement to transfer $10,000 a month from the Fixed Account equally into two subaccounts over a 12-month period. The following shows the transaction that will automatically take place each of the next 12 months.
Policy Value Transferring Into or Out of Each Account
Frequency	Fixed Account	Subaccount #1	Subaccount #2
Monthly	-10,000	+5,000	+5,000
Dollar-Cost Averaging: Dollar-cost averaging involves investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative Subaccount to a more aggressive one, or to several others. This systematic approach can help you benefit from fluctuations in Accumulation Unit values caused by fluctuations in the market values of the underlying Fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging. Example:
By investing an equal number of dollars each month…		Month	Amount Invested	Accumulation Unit Value	Number of Units Purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low…		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10. Dollar-cost averaging does not guarantee that any Subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Special Dollar-Cost Averaging (SDCA): Under an SDCA arrangement, you may allocate SDCA allocations to the SDCA portion of the Fixed Account. SDCA allocations will be transferred out over a period of time, currently 12 months. SDCA transfers will automatically occur monthly on each Monthly Date anytime there is value in the SDCA portion of the Fixed Account. SDCA transfers will be allocated to Subaccounts, Indexed Accounts or the non-SDCA portion of the Fixed Account according to the premium allocation in effect at the time of each transfer. You may cancel an SDCA arrangement at any time by transferring the remaining value allocated to the SDCA arrangement to any other account. Any Fixed Account transfer rules will apply to such transfers. We reserve the right to discontinue the ability to allocate additional amounts to the SDCA arrangement. If this occurs, SDCA transfers will continue as described for any previous SDCA allocations that are already part of an SDCA arrangement. We also reserve the right to make another account available as the account to which SDCA allocations are allocated to and/or offer additional transfer periods (e.g. 6-months or 9-months). An SDCA arrangement does not guarantee that any Subaccount or other Policy Value will gain in value, nor will it protect against a decline in Policy Value if market prices fall. Because this strategy involves continuous investing, your success with SDCA will depend upon your willingness to continue to invest regularly through periods of low-price levels. For further information regarding SDCA, see “Special Dollar-Cost Averaging”. Asset Rebalancing: Subject to availability, you can set up an asset rebalancing arrangement to reallocate the variable Subaccount portion of your Policy Value according to the percentages (in whole percentage amounts) that you choose. The Policy Value must be at least $2,000 at the time the arrangement is set up. Asset rebalancing does not apply to the Fixed Account or Indexed Accounts. We automatically will rebalance the variable Subaccount portion of your Policy Value quarterly, semiannually or annually. The period you select will start to run on the date you specify. On the first Valuation Date of each of these periods, we automatically will rebalance your Policy Value so that the value in each Subaccount matches your current Subaccount percentage allocations. We rebalance by transferring Policy Value between Subaccounts. You can change your percentage allocations or your rebalancing period at any time. We will restart the rebalancing period you selected as of the date you specify. You may discontinue the asset rebalancing arrangement at any time. There is no charge for asset rebalancing. Example: John Doe purchases a base policy and requests quarterly automatic asset rebalancing. The following shows what transactions will take place on a quarterly asset rebalancing date to reallocate the $200,000 value in the Subaccounts according to the chosen Subaccount percentage allocations.
Accounts	Asset Rebalance Subaccount Percentage Allocations	Policy Value before Asset Rebalancing	Asset Rebalancing Transactions between Subaccounts	Policy Value after Asset Rebalancing
Fixed Account		$50,000		$50,000
Indexed Account #1		$50,000		$50,000
Subaccount #1	50%	$120,000	-$20,000	$100,000
Subaccount #2	25%	$45,000	+$5,000	$50,000
Subaccount #3	25%	$35,000	+15,000	$50,000
Total Policy Value		$300,000		$30,000
Minimum Initial Premium Guarantee, No Lapse Guarantee. For additional information about these standard benefits, please see the corresponding headings under “Keeping the Policy in Force.” Policy Value Credit. We may periodically apply a policy value credit to your Policy Value. The requirements that must be met to receive any policy value credit are shown under the policy data section of the policy. The amount of the policy value credit is determined by multiplying the policy value credit percentage times the Policy Value minus any Indebtedness at the time the calculation is made. We reserve the right to calculate and apply any policy value credit annually, quarterly or monthly. Any policy value credit will be allocated according to your premium allocation percentages in effect. Any policy value credit is nonforfeitable, except indirectly due to any applicable Surrender Charge. We reserve the right to change the policy value credit percentage based on our expectations of future investment earnings, persistency, expenses, and/or federal and state tax assumptions. However, it will never be less than zero. Example: Jane Doe purchases a base policy with a $500,000 Specified Amount. The current policy value credit is an annual rate of 0.30% applied quarterly in policy years 11 and later. On the 14th Policy Anniversary the Policy Value is $60,000 and outstanding Indebtedness is $10,000. A Policy Value Credit of ($60,000 - $10,000) x 0.30% / 4 = $37.50 is applied to the policy and allocated to the Fixed Account,Indexed Account(s) and Subaccounts according to the premium allocations in effect. Exchange for a Fixed Benefit Policy. For two years after the policy is issued, we may allow you to exchange your policy for a life insurance policy with benefits that do not vary with the investment experience of the Subaccounts(“Fixed Benefit Policy”). This is accomplished by a transfer of all of the value in the Subaccounts to the Fixed Account and/or Indexed Account(s) without charge. The rules for transferring from the Subaccounts to the Fixed Account following a Fixed Account to Subaccount transfer will be waived only once. Depending on the timing and the individual circumstances surrounding the exchange, the Fixed Benefit Policy will be on the life of the same Insured and at the time of the exchange will have the same Policy Date and issue age and a death benefit at least as great as the initial death benefit of your policy (assuming no decrease in Specified Amount prior to the exchange). The exchange may be subject to an equitable cash adjustment, which will recognize the investment performance of the policy through the effective date of the exchange and may have tax consequences. An exchange will be effective when we receive a written request in Good Order. Example: John Doe lives in California and is the Owner and Insured of a variable universal life insurance policy. Twelve months after the policy is issued, John decides he would rather own a policy that is not subject to the investment experience of the Funds in which the Variable Account divisions that support his policy invest, and would rather own a policy that earns a fixed rate of interest. Subject to the company’s requirements, John has up to twelve more months to exchange his variable policy for a fixed policy without the company requiring evidence of insurability. Changes to the Policies We reserve the right to do any of the following: •make any changes necessary to maintain the status of the policy as life insurance under the Code;•make other changes required under federal or state law relating to life insurance;•suspend or discontinue sale of the policies; and•comply with applicable law.We will give you any required notice and receive any regulatory approval before we make any of these changes.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is the Benefit Standard or Optional	Brief Description of Restrictions / Limitations
Accelerated Benefit Rider for Terminal Illness (ABRTI)	The ABRTI allows the Owner to withdraw part of the death benefit if the Insured becomes terminally ill.	Optional
•Death benefit can only be accelerated
if the Insured is diagnosed as
terminally ill as defined in the rider.
• The accelerated benefit creates a lien
against the policy’s death benefit and
interest will be added to the lien as it
accrues.
• At the Insured’s death, the policy’s
Beneficiary would receive only the
death benefit remaining after the lien
has been deducted.

Accidental Death Benefit (ADB)	The Accidental Death Benefit rider provides for an additional death benefit if the Insured’s death is caused by accidental injury prior to the Attained Insurance Age70Policy Anniversary.	Optional
•ADB is available for Insureds Issue
Ages 5-65.
• ADB will only pay the additional
accidental death benefit if the
Insured's death is caused by
accidental injury prior to the Insured's
Attained Insurance Age70Policy
Anniversary.
• Death must occur within 90 days of
the accidental injury to be considered
for the accidental death benefit.

Automatic Increase Benefit Rider (AIBR)
The Automatic Increase Benefit Rider
(AIBR) provides for an increase in the
Specified Amount on each Policy
Anniversary without evidence of
insurability. The amount of the increase
will be based on a percentage of the
Specified Amount in effect at the time of
the increase. The percent is chosen by
the policy Owner at the time of
application.
Optional
•AIBR is only available at issue.
• AIBR is available to Insureds Issue
Ages 0–60.
• AIBR cannot be added to policies with
an Insured that has a substandard
Risk Classification.
• The automatic increase percent
cannot be changed once the policy
has been issued.
• The lifetime maximum amount of all
automatic increases combined is
$750,000.
• The AIBR will terminate at the earlier
of:
• The Insurance Attained Insurance Age
65Policy Anniversary, or
• The date the lifetime maximum of
$750,000 is reached, or
• The date the policy owner rejects an
automatic increase, or
• The date the policy owner requests a
decrease in the Specified Amount,
(Partial Surrenders and death benefit
option changes that result in a
decrease in Specified Amount do not
cause the rider to terminate), or
• When the policy owner requests to
have the rider removed, or
• The date the policy terminates for any
reason.

Name of Benefit	Purpose	Is the Benefit Standard or Optional	Brief Description of Restrictions / Limitations
Children’s Insurance Rider (CIR)	The Children’s Insurance Rider (CIR) provides level term coverage on each eligible child.	Optional
•CIR is available for Insureds Issue
Ages 16-60.
• CIR provides insurance on the
Insured's children ages 15 days to
19 years at issue and any children
born after issue and prior to the
Insured's Attained Insurance Age65
Policy Anniversary.
• Coverage on a child will expire on the
earlier of the child's 22nd birthday or
the Insured's Attained Insurance Age
65Policy Anniversary.

Overloan Protection Benefit (OPB)	Protects the policy from Lapsing as a result of the loan balance exceeding the Policy Value when certain conditions are met.	Optional
•OPB can only be exercised if the
death benefit option 1 is in effect.
• The policy must be in force for at
least 15 years before the OPB can be
exercised.
• The policy may not be in the grace
period to exercise the OPB.

Waiver of Monthly Deduction (WMD)	Under WMD, we will waive the monthly deduction if the Insured becomes totally disabled for a period of 180 consecutive days when certain requirements are met.	Optional
•WMD is available for Insureds Issue
Ages 20-55.
• Insured must be totally disabled for
180 days or longer prior to the
Insured's Attained Insurance Age65
Policy Anniversary to claim benefits.
• Monthly deductions will be waived for
a limited period of time if total
disability begins on or after the
Insured's Attained Insurance Age60
Policy Anniversary but before the
Insured's Attained Insurance Age65
Policy Anniversary.
• During a period of total disability, the
Specified Amount of the policy cannot
be increased, the death benefit
option cannot be changed and
increases in benefits under the policy
or any riders attached to it will not be
allowed.
• If the rider and policy are inforce and
the rider is not on claim on the
Insured's Attained Insurance Age65
Policy Anniversary, the rider will
automatically terminate.

Name of Benefit	Purpose	Is the Benefit Standard or Optional	Brief Description of Restrictions / Limitations
Waiver of Premium (WP)
The Waiver of Premium (WP) rider
provides that if the Insured becomes
totally disabled and total disability
continues for a period of 180
consecutive days, RiverSource Life will
add to the Policy Value the specified
premium as shown on the Policy Data
page, or waive the monthly deduction for
the policy, whichever is higher.
Optional
•WP is available for Insureds Issue
Ages 20-55.
• Insured must be totally disabled for
180 days or longer prior to the
Insured's Attained Insurance Age65
Policy Anniversary to claim benefits.
• Benefits will be applied for a limited
period of time if total disability begins
on or after the Insured's Attained
Insurance Age60Policy Anniversary
but before the Insured's Attained
Insurance Age65Policy Anniversary.
• During a period of total disability, the
Specified Amount of the policy cannot
be increased, the death benefit
option cannot be changed and
increases in benefits under the policy
or any riders attached to it will not be
allowed.
• If the rider and policy are inforce and
the rider is not on claim on the
Insured's Attained Insurance Age65
Policy Anniversary, the rider will
automatically terminate.

Accounting Value Increase Rider (AVIR)	If the policy is fully surrendered while the rider is in force and prior to the expiration date of the rider, we will waive a portion of the Surrender Charge.	Optional
•AVIR is only available at issue.
• This rider is only available in limited
situations, determined at time of
underwriting.
• Surrender Charges will not be waived
if the policy is being surrendered in
exchange for a new insurance policy
or contract.

Name of Benefit	Purpose	Is the Benefit Standard or Optional	Brief Description of Restrictions / Limitations
AdvanceSource Accelerated Benefit Rider for Chronic Illness (ASR-CI)	ASR-CI provides a rider payment to the Insured, as an acceleration of the policy’s death benefit, if the Insured becomes a Chronically Ill Individual who receives Qualified Long-term Care Services.	Optional
•ASR is only available at issue.
• ASR is available for Insureds Issue
Ages 0-79.
• The ASR Specified Amount must be
between 20% and 100% of the policy
Specified Amount.
• The minimum ASR Specified Amount
is $50,000.
• The minimum Specified Amount of the
policy with an ASR is $100,000.
• ASR can be issued to Insureds rated
substandard up to and including Table
D.
• ASR is only available on policies that
are death benefit option 1.
• Benefits under the rider will only be
paid if the Insured is classified as
Chronically Ill, as defined in the rider,
for at least 90 days.
• Benefits will not be provided under
this rider during the first six months
for qualified long-term care services
received by the Insured due to a
pre-existing condition.
• The rider does not cover services
provided by a facility or an agency
that does not meet the rider definition
of such facility or agency.
• Certain policy transactions are not
allowed while the Insured is on ASR
claim. This includes transfers from
the Fixed Account to the Subaccounts
or indexed accounts,partial
surrenders, and additional loans.
• The ASR does not include inflation
projection coverage.

Name of Benefit	Purpose	Is the Benefit Standard or Optional	Brief Description of Restrictions / Limitations
Automated Transfers
Automated transfer arrangements allow
you to set up periodic transfers at a set
interval (i.e. monthly, quarterly, etc.)
from one investment option to one or
more investment option(s) under the
policy.
Standard
•Only one automated transfer
arrangement can be in effect at any
time.
• Only one account can be used as the
source of funds in the automatic
transfer arrangement.
• The Indexed Accounts may not be
used as the source of funds for any
automated transfer arrangement.
• If the Fixed Account is the source of
funds, you cannot set up an
automated transfer amount that
would deplete the Fixed Account in
less than 12 months.
• If the value of the source of funds
account is less than the requested
automated transfer amount, that
occurrence of the automated transfer
will not process.
• The minimum automatic transfer
amount is $50.
• You must allow seven days for us to
change any automated transfer
arrangement instructions that are
currently in place.
• If you made a transfer from the Fixed
Account to one or more Subaccounts,
you may not make a transfer from
those Subaccounts back to the Fixed
Account until the next Policy
Anniversary.

Name of Benefit	Purpose	Is the Benefit Standard or Optional	Brief Description of Restrictions / Limitations
Automated Dollar-Cost Averaging (DCA)
A DCA arrangement is an automated
transfer arrangement designed to help
you benefit from fluctuations in
Accumulation Unit values caused by
fluctuations in the market values of the
underlying Funds. Under a DCA
arrangement, since you invest the same
amount each period, you automatically
acquire more units when market values
fall, fewer units when it rises. The
potential effect is to lower your average
cost per unit. There is no charge for
DCA.
Standard
•Only one automated transfer
arrangement can be in effect at any
time.
• Only one account can be used as the
source of funds in the automatic
transfer arrangement.
• If the Fixed Account is the source of
funds, you cannot set up an
automated transfer amount that
would deplete the Fixed Account in
less than 12 months.
• If the value of the source of funds
account is less than the requested
automated transfer amount, that
occurrence of the automated transfer
will not process.
• The minimum automatic transfer
amount is $50.
• You must allow seven days for us to
change any automated transfer
arrangement instructions that are
currently in place.
• If you made a transfer from the Fixed
Account to one or more Subaccounts,
you may not make a transfer from
those Subaccounts back to the Fixed
Account until the next Policy
Anniversary.

Special Dollar-Cost Averaging (SDCA)
An SDCA arrangement is an automated
transfer arrangement designed to help
you benefit from fluctuations in
Accumulation Unit values caused by
fluctuations in the market values of the
underlying Funds. Under an SDCA
arrangement, net Premiums and/or
Policy Value is allocated to the SDCA
portion of the Fixed Account. These
amounts are then subsequently
transferred, on a monthly basis and over
a 12-month period, to accounts
according to the premium allocation
currently in effect at the time of each
transfer. The potential effect of this
option is that it may allow you to lower
your average cost per unit. There is no
charge for SDCA.
Standard
•The Fixed Account is the source of
funds.
• The minimum SDCA transfer amount
is $50.
• If an SDCA transfer amount is
allocated to one or more
Subaccounts, you may not make a
transfer from those Subaccounts
back to the Fixed Account until the
next Policy Anniversary.

Asset Rebalancing
The asset rebalancing feature
automatically transfers Policy Value
between Subaccounts at set intervals
(i.e. monthly, quarterly, etc.) to
correspond to your chosen allocation
percentages among Subaccounts.
Standard
•The Policy Value reallocated must be
at least $2,000 at the time the asset
rebalancing is set up.
• Asset rebalancing does not apply to
Policy Value in the Fixed Account.
• Asset rebalancing must occur
quarterly, semiannually or annually.
• You must allow 30 days for us to
change any asset rebalancing
instructions that currently are in
place.

Name of Benefit	Purpose	Is the Benefit Standard or Optional	Brief Description of Restrictions / Limitations
Paid Up Insurance Option	You may request that we use the Cash Surrender Value of the policy to purchase an amount of paid-up insurance prior to the youngest Insured’s Attained Insurance Age120.	Optional
•When the Paid-Up Insurance option is
elected, you will forfeit all rights to
make future premium payments and
all riders will terminate.
• The paid-up insurance policy’s death
benefit amount, minus its Cash
Surrender Value, cannot be greater
than your current policy’s death
benefit, minus its Policy Value(both as
of the date of the paid-up insurance
policy’s purchase).

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 18. Portfolio Companies (N-6) [Text Block]	Appendix A:Funds Available Under the PolicyThe following is a list of funds available under the policy. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com/insurance. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversourceannuityservice@ampf.com. The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Prospectuses Available [Text Block]	The following is a list of funds available under the policy. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com/insurance. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversourceannuityservice@ampf.com. The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital	AB VPS Large Cap Growth Portfolio (Class A) AllianceBernstein L.P.	0.66%[1]	35.13%	17.86%	14.89%
Seeks long-term capital appreciation.	Allspring VT Opportunity Fund - Class 1[2] Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	0.75%[1]	26.83%	15.03%	10.60%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund - Class 1 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	0.92%	4.35%	7.95%	6.86%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS | Alerian Energy Infrastructure Portfolio: Class I ALPS Advisors, Inc.	0.95%[1]	14.25%	11.05%	3.08%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class I) BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited and BlackRock International Limited, sub-advisers.	0.76%[1]	12.83%	7.65%	4.88%
Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio - Class I3 Calvert Research and Management	0.65%	16.82%	10.27%	7.46%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 1) Columbia Management Investment Advisers, LLC	0.76%	21.40%	10.98%	8.09%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 1) Columbia Management Investment Advisers, LLC	0.76%[1]	(6.82%)	9.39%	(0.68%)
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 1) Columbia Management Investment Advisers, LLC	0.70%[1]	32.17%	16.83%	11.82%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 1) Columbia Management Investment Advisers, LLC	0.68%	24.36%	13.83%	11.16%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 1) Columbia Management Investment Advisers, LLC	0.74%[1]	5.09%	10.47%	8.01%
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 1) Columbia Management Investment Advisers, LLC	0.75%[1]	10.43%	1.82%	2.47%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 1) Columbia Management Investment Advisers, LLC	1.09%[1]	9.46%	3.67%	2.63%
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Global Strategic Income Fund (Class 1)[3] Columbia Management Investment Advisers, LLC	0.59%[1]	10.00%	2.32%	0.55%
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 1) Columbia Management Investment Advisers, LLC	0.36%[1]	4.74%	1.62%	1.00%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 1) Columbia Management Investment Advisers, LLC	0.64%[1]	12.19%	5.63%	4.46%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 1) Columbia Management Investment Advisers, LLC	0.64%[1]	11.56%	5.29%	4.25%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 1) Columbia Management Investment Advisers, LLC	0.51%	6.34%	1.59%	2.25%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) Columbia Management Investment Advisers, LLC	0.72%	43.16%	18.29%	13.65%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 1) Columbia Management Investment Advisers, LLC	0.25%	25.96%	15.37%	11.69%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Limited Duration Credit Fund (Class 1) Columbia Management Investment Advisers, LLC	0.41%[1]	6.89%	2.62%	1.91%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 1) Columbia Management Investment Advisers, LLC	0.49%[1]	6.97%	1.04%	1.93%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 1) Columbia Management Investment Advisers, LLC	0.79%	15.64%	8.24%	3.64%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 1) Columbia Management Investment Advisers, LLC	0.70%	5.39%	12.14%	9.12%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 1) Columbia Management Investment Advisers, LLC	0.82%[1]	25.24%	13.07%	9.65%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 1) Columbia Management Investment Advisers, LLC	0.82%[1]	10.30%	13.34%	8.42%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 1) Columbia Management Investment Advisers, LLC	0.85%[1]	13.11%	10.18%	6.44%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Seligman Global Technology Fund (Class 1) Columbia Management Investment Advisers, LLC	0.95%[1]	45.29%	25.64%	20.41%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 1) Columbia Management Investment Advisers, LLC	0.69%[1]	9.67%	3.19%	3.27%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1) Columbia Management Investment Advisers, LLC	0.46%	5.70%	0.17%	1.58%
Seeks to provide shareholders with a high level of current income.	CTIVP® - American Century Diversified Bond Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.	0.50%	5.59%	1.37%	2.02%
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.62%[1]	4.10%	1.16%	2.35%
Seeks to provide shareholders with current income and capital appreciation.	CTIVP® - CenterSquare Real Estate Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	0.81%	13.76%	7.98%	5.72%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - MFS® Value Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.	0.62%[1]	8.04%	11.34%	8.50%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Principal Blue Chip Growth Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.70%	39.54%	15.67%	13.48%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.70%	9.59%	11.14%	7.50%
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP® - TCW Core Plus Bond Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.49%	5.91%	1.29%	1.76%
Seeks to provide shareholders with long-term growth of capital.	CTIVP® - Victory Sycamore Established Value Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	0.82%	9.92%	14.33%	10.72%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Mid Cap Growth Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	0.82%[1]	25.48%	14.58%	9.97%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Select Large Cap Growth Fund (Class 1) (previously CTIVP® - Morgan Stanley Advantage Fund (Class 1)) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	0.70%[1]	31.00%	10.62%	10.33%
Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.	CVT VP EAFE International Index Portfolio - Class I (previously Calvert - VP EAFE International Index Portfolio - Class I) Calvert Research and Management	0.48%[1]	17.77%	7.82%	3.81%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index.	CVT VP Nasdaq 100 Index Portfolio - Class I (previously Calvert - VP Nasdaq 100 Index Portfolio - Class I) Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.48%[1]	54.40%	22.09%	17.29%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.	CVT VP Russell 2000® Small Cap Index Portfolio - Class I (previously Calvert - VP Russell 2000® Small Cap Index Portfolio - Class I) Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.39%[1]	16.60%	9.69%	6.77%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP, Class A4 DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.	0.83%	6.19%	6.09%	2.96%
Seeks high level of current income.	Eaton Vance VT Floating-Rate Income Fund - Institutional Class Eaton Vance Management	0.67%	11.92%	4.69%	3.72%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Initial Class Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.56%	33.45%	16.65%	11.61%
Seeks capital appreciation.	Fidelity® VIP Emerging Markets Portfolio Initial Class[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.89%	9.66%	7.79%	5.18%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Fidelity® VIP Energy Portfolio Initial Class[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.61%	0.98%	13.63%	2.62%
Seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Portfolio Initial Class[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.59%	45.65%	19.09%	15.73%
Seeks as high level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio Initial Class[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.38%	6.20%	1.97%	2.33%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio Initial Class Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.57%	15.08%	12.45%	8.12%
Seeks a high level of current income and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Initial Class Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.65%	9.41%	3.73%	3.36%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund - Class 1 Franklin Advisers, Inc.	0.46%[1]	8.87%	7.25%	5.28%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund - Class 1[2] Franklin Mutual Advisers, LLC	0.68%	13.73%	8.10%	5.70%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 1 Franklin Mutual Advisers, LLC	0.66%[1]	13.02%	11.34%	7.31%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund, Series I Shares[4] Invesco Advisers, Inc.	0.88%[1]	6.63%	4.90%	4.03%
Seeks capital appreciation.	Invesco V.I. Global Fund, Series I Shares[2] Invesco Advisers, Inc.	0.82%	34.73%	12.30%	8.47%
Seeks total return.	Invesco V.I. Global Strategic Income Fund, Series I Shares[2] Invesco Advisers, Inc.	0.92%[1]	8.88%	1.30%	1.50%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund®, Series I Shares Invesco Advisers, Inc.	0.88%	18.13%	13.07%	8.93%
Seeks long-term growth of capital.	Invesco V.I. Technology Fund, Series I Shares Invesco Advisers, Inc.	0.98%	46.94%	14.92%	12.24%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio: Institutional Shares Janus Henderson Investors US LLC	0.62%	15.41%	9.64%	7.99%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio: Institutional Shares Janus Henderson Investors US LLC	0.57%[1]	5.50%	1.79%	1.91%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio: Institutional Shares[2] Janus Henderson Investors US LLC	0.57%	43.17%	16.83%	12.49%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio - Investor Shares[2,5] Lazard Asset Management, LLC	0.90%[1]	11.06%	4.15%	-
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC3 Lord, Abbett & Co LLC	0.90%	6.55%	3.14%	3.49%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Standard Class II3 incoln Financial Investments Corporation, investment adviser; American Century Investment Management, Inc., investment sub-adviser.	0.86%[1]	6.13%	11.05%	8.77%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund, Standard Class II Lincoln Financial Investments Corporation, investment adviser; American Century Investment Management, Inc., investment sub-adviser.	0.71%[1]	9.10%	11.87%	8.53%
Seeks to provide total return.	Macquarie VIP Asset Strategy Series, Standard Class (previously Delaware Ivy VIP Asset Strategy, Class I)[3] Ivy Investment Management Company	0.60%[1]	14.22%	8.54%	-
Seeks long-term capital growth.	Macquarie VIP International Core Equity, Standard Class (previously Delaware Ivy VIP® International Core Equity, Class I)[3,6] Delaware Management Company, adviser; Macquarie Funds Management HK Ltd., Macquarie Investment Management Global Limited, subadvisers.	0.86%[1]	-	-	-
Seeks total return.	MFS® Global Real Estate Portfolio - Initial Class[3] Massachusetts Financial Services Company	0.90%[1]	11.46%	6.41%	6.55%
Seeks capital appreciation.	MFS® International Growth Portfolio - Initial Class[3] Massachusetts Financial Services Company	0.88%[1]	14.72%	9.47%	6.36%
Seeks total return.	MFS® Utilities Series - Initial Class Massachusetts Financial Services Company	0.79%[1]	(2.11%)	8.31%	6.39%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio, Class I Shares[2] Morgan Stanley Investment Management Inc.	0.95%[1]	44.34%	10.94%	8.49%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class I)[2] Neuberger Berman Investment Advisers LLC	0.90%	26.90%	13.97%	9.99%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio, Institutional Class[2,4] Pacific Investment Management Company LLC	2.04%[1]	8.28%	6.16%	4.19%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio, Institutional Class Pacific Investment Management Company LLC (PIMCO)	0.60%	6.09%	1.23%	1.86%
Seeks to provide shareholders with long-term capital appreciation.	Putnam VT Global Health Care Fund - Class IA Shares Putnam Investment Management, LLC. Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and the Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.	0.76%	9.39%	13.75%	10.43%
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund - Class IA Shares[3] Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.	0.88%	19.08%	9.96%	4.14%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund - Class IA Shares[3] Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.	0.57%	15.92%	14.78%	10.54%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund - Class 1[2] Franklin Advisers, Inc.	0.50%[1]	3.19%	(1.89%)	(0.41%)
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 1)[4] Columbia Management Investment Advisers, LLC	0.80%	17.51%	9.45%	6.60%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 1)[4] Columbia Management Investment Advisers, LLC	0.63%[1]	8.65%	2.91%	2.62%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 1)[2,4,5] Columbia Management Investment Advisers, LLC	0.70%	8.05%	2.63%	2.45%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 1)[2,4,5] Columbia Management Investment Advisers, LLC	0.73%	10.19%	3.91%	3.17%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 1)[4,5] Columbia Management Investment Advisers, LLC	0.77%	14.87%	6.61%	4.57%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 1)[4,5] Columbia Management Investment Advisers, LLC	0.74%	12.49%	5.32%	3.96%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 1)[4] Columbia Management Investment Advisers, LLC	0.72%	13.22%	6.37%	4.76%
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 1)[4] Columbia Management Investment Advisers, LLC	0.76%	15.23%	7.82%	5.63%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 1)[4] Columbia Management Investment Advisers, LLC	0.69%	10.78%	4.56%	3.66%
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.48%	6.30%	1.37%	1.89%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.69%	24.71%	14.61%	10.47%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	0.83%	17.70%	7.27%	2.70%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 1) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	0.85%[1]	14.77%	7.65%	3.46%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	0.85%	17.14%	4.83%	2.00%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Scout Investments, Inc. and Allspring Global Investments, LLC, subadvisers.	0.85%[1]	7.20%	6.77%	4.73%
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	0.81%[1]	11.38%	8.48%	4.96%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 1)[2,4,5] Columbia Management Investment Advisers, LLC	0.71%	11.53%	4.16%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 1)[4,5] Columbia Management Investment Advisers, LLC	0.69%	17.14%	6.95%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 1)[4,5] Columbia Management Investment Advisers, LLC	0.69%	14.29%	5.62%	-
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio - Class I Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, LLC, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisors.	0.83%	10.26%	3.42%	2.89%

Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
RVS VUL 6 NY | RiskofPoororNegativeIndexReturnMember
Prospectus:
Principal Risk [Text Block]	Risk of Poor or Negative Index Return. If the change in value of the underlying index is not positive, you may never receive indexed interest. Also, if the return of the underlying index is positive but insignificant, the indexed interest credited may not be enough to cover your policy fees and charges. In both cases, with policy fees and charges, you could lose more than your investment in the Indexed Accounts.
RVS VUL 6 NY | ExchangeReplacementRiskMember
Prospectus:
Principal Risk [Text Block]	Exchange/Replacement Risk. You exchange or replace another policy to buy this one. •You may pay Surrender Charges on the old policy.•The new policy has Surrender Charges, which may extend beyond those in the old policy.•You may be subject to new incontestability and suicide periods on the new policy.•The new policy’s Surrender Charges may be higher than the Surrender Charges in the old policy.•You may be in a higher insurance risk rating category in the new policy which may increase the cost of the policy.•If a partial surrender is taken prior to the exchange, you may have adverse tax consequences.•The exchange may have adverse tax consequences. (See “Possibility of Adverse Tax Consequences.”)You use cash values or dividends from another policy to buy this one, without fully surrendering the other policy. Policy Risk and What It Means (continued)•If you borrow from another policy to buy this one, the loan reduces the death benefit on the other policy. If you fail to repay the loan and accrued interest, you could lose the other coverage and you may be subject to income tax if the policy Lapses or is surrendered with a loan against it. You may have adverse tax consequences. (See “Possibility of Adverse Tax Consequences.”)•If you surrender cash value from another policy to buy this one, you could lose coverage on the other policy. Also, the surrender may be subject to income tax. You may have adverse tax consequences. (See “Possibility of Adverse Tax Consequences.”)
RVS VUL 6 NY | LimitationsAccessCashValueThroughWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Limitations on Access to Cash Value Through Withdrawals. Your ability to take Partial Surrenders is limited. You cannot take Partial Surrenders during the first policy year.
RVS VUL 6 NY | PotentialAdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Possibility of Adverse Tax Consequences. A policy may be classified as a “modified endowment contract” (MEC) for federal income tax purposes when issued. If a policy is not a MEC when issued, excess funding or certain changes you make to the policy may cause it to become a MEC. •Any taxable earnings come out first on surrenders or loans from a MEC policy or an assignment or pledge of a MEC policy. Investment in the policy comes out second. Federal income tax on these earnings will apply. State and local income taxes may also apply. If you are under age 59½, a 10% penalty tax may also apply to these earnings.If you exchange or replace another policy to buy this one. •If you replace the old policy and it is not part of an exchange under Section 1035 of the Code, there may be adverse tax consequences if the total Policy Value (before reductions for outstanding loans, if any) exceeds your investment in the old policy.•If you replace the old policy as part of an exchange under Section 1035 of the Code and there is a loan on the old policy, there may be adverse tax consequences if the total Policy Value (before reductions for the outstanding loan) exceeds your investment in the old policy.•The new policy may be or may become a MEC even if the old policy was not a MEC. See discussion under “Modified Endowment Contracts”.•The exchange may require a portion of the cash value of the old policy to be distributed in order to qualify the new policy as a life insurance policy for federal tax purposes.If your policy Lapses or is fully surrendered with an outstanding policy loan, you may experience a significant tax cost. •You will be taxed on any earnings in the policy. Generally, a policy has earnings to the extent the cash value plus any outstanding loans exceeds the investment in the contract.•For non-MEC policies, it could be the case that a policy with a relatively small existing cash value could have significant as yet untaxed earnings that will be taxed upon Lapse or surrender of the policy.•For MEC policies, earnings are the remaining earnings (any earnings that have not been previously taxed) in the policy, which could be a significant amount depending on the policy.You may buy this policy to provide assets that will be available to support your promise to pay benefits under a nonqualified tax-deferred retirement plan. •Like other general business assets, the policy is subject to the general creditors of the company and may be used to pay any expenses of the company. Thus, the policy might not be available to support a business’ obligation to make payments under a nonqualified deferred compensation plan. Please consult with your tax advisor regarding potential Code Section 409A implications.The company may offer this policy as an option to fund a qualified tax-deferred retirement plan. •The policy will not provide any necessary or additional tax deferral if it is used to fund a qualified tax-deferred retirement plan. See discussion under “Qualified Tax-deferred retirement plans” for additional tax considerations.The investments in the Subaccount are not adequately diversified. •If a policy fails to qualify as a life insurance policy because it is not adequately diversified, the policyholder must include in gross income the “income on the contract” (as defined in Section 7702(g) of the Code).Congress may change how a life insurance policy is taxed at any time. The interpretation of current tax law is subject to change by the Internal Revenue Service (IRS) or the courts at any time. •You could lose any or all of the specific federal income tax attributes and benefits of a life insurance policy including tax-deferred accrual of cash values and income tax free death benefits.•For non-MEC policies you could lose your ability to take non-taxable distributions or loans from the policy.•Typically, changes of this type are prospective only, but some or all of the attributes could be affected.Policy Risk and What It Means (continued)The IRS may determine that you are the Owner of the Fund shares held by our Variable Account. •You may be taxed on the income of each Subaccount to the extent of your interest in the Subaccount.
RVS VUL 6 NY | FundRisksMember
Prospectus:
Principal Risk [Text Block]	Fund Risks. A comprehensive discussion of the risks of each Fund in which the Subaccounts invest may be found in each Fund’s prospectus. Please refer to the prospectuses for the Funds for more information. The investment advisers cannot guarantee that the Funds will meet their investment objectives.
RVS VUL 6 NY | MarketRiskMember
Prospectus:
Principal Risk [Text Block]	Market Risk. Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. •You may experience loss in Policy Value due to factors that affect the overall performance of the financial markets.
RVS VUL 6 NY | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims Paying Ability Risk. All insurance benefits, including the death benefit, and all guarantees, including those related to the Fixed Account, are general account obligations that are subject to the financial strength and claims paying ability of RiverSource.
RVS VUL 6 NY | CyberSecurityandSystemsIntegrityMember
Prospectus:
Principal Risk [Text Block]	Cyber Security and Systems Integrity. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners. This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following: •the corruption or destruction of data;•theft, misuse or dissemination of data to the public, including your information we hold; and•denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.The risk of cyber-attacks may be higher during periods of geopolitical turmoil. These attacks and their consequences can negatively impact your policy, your privacy, your ability to conduct transactions on your policy, or your ability to receive timely service from us. There can be no assurance that we, the underlying Funds in your policy, or our other business partners will avoid losses affecting your policy due to any successful cyber-attacks or information security breaches.
RVS VUL 6 NY | ConflictInterestRisksRelatedCertainFundsAdvisedColumbiaManagementMember
Prospectus:
Principal Risk [Text Block]	Conflict of Interest Risks Related to Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several Fund of funds, including managed volatility Funds. As such, it retains full discretion over the investment activities and investment decisions of the Funds. These Funds invest in other registered mutual funds. In providing investment advisory services for the Funds and the underlying funds in which those Funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management or one of its affiliates serves as the investment adviser to the underlying Funds and may provide other services in connection with such underlying Funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying Fund.
RVS VUL 6 NY | ManagedVolatilityFundRiskMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Funds’ Risks. Managed volatility Funds employ a strategy designed to reduce overall volatility and downside risk. These Funds may also be used in conjunction with guaranteed living benefit riders we offer with various annuity contracts. Conflicts may arise because the manner in which these Funds and their strategies are executed by Columbia Management are expected to benefit us by reducing our financial risk and expense in offering guaranteed living benefit riders. Managed volatility Funds employ a strategy to reduce overall volatility and downside risk when markets are declining and market volatility is high. A successful strategy may result in less gain in your Policy Value during rising markets with higher volatility when compared to Funds not employing a managed volatility strategy. Although an investment in the managed volatility Funds may mitigate declines in your Policy Value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your Policy Value during periods of positive performance by the equity markets. There is no guarantee that any of the Funds’ strategies will be successful. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility Funds.
RVS VUL 6 NY | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this policy including loss of principal.
Principal Risk [Text Block]	Risks of Poor Investment Performance. If you direct your Net Premiums or transfer your Policy’s Value to a Subaccount that drops in value: •You can lose cash value due to adverse investment experience. There is no minimum guaranteed cash value under the Subaccounts of the Variable Account.•If the death benefit option is option 2, the death benefit could decrease from the death benefit on the previous Valuation Date due to adverse investment experience (but at no time will it be less than the Specified Amount).•Your policy could Lapse due to adverse investment experience if neither the Minimum Initial Premium Guarantee nor the NLG is in effect and you do not pay the premiums needed to maintain coverage.
RVS VUL 6 NY | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The policy is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash.The policy is a long-term investment that is primarily intended to provide a death benefit that we pay to the Beneficiary upon the Insured’s death.Your policy has little or no Cash Surrender Value in the early policy years. During early policy years the Cash Surrender Value may be less than the premiums you pay for the policy.Your ability to take partial surrenders is limited. You cannot take partial surrenders during the first policy year.
Principal Risk [Text Block]	The Policy is Unsuitable as a Short-term Savings Vehicle. The policy is a long-term investment that provides a death benefit that we pay to the Beneficiary upon the Insured’s death. The policy is not suitable as a short-term investment. Your policy has little or no Cash Surrender Value in the early policy years. Surrender Charges apply to this policy for the first ten years (and ten years after an increase in the Specified Amount). Surrender Charges can significantly reduce Policy Values. During early policy years the Cash Surrender Value may be less than the premiums you pay for the policy. Your ability to take Partial Surrenders is limited. You cannot take Partial Surrenders during the first policy year.
RVS VUL 6 NY | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the policy.Each investment option (including the Fixed Accountand the Indexed Accounts) has its own unique risks.You should review the investment options before making an investment decision.If the death benefit is option 2, the death benefit could decrease from the death benefit on the previous Valuation Date due to adverse investment experience.
RVS VUL 6 NY | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the policy is subject to the risks related to RiverSource Life of NY. Any obligations (including under the Fixed Account) and the Indexed Accounts or guarantees and benefits of the policy that exceed the assets of the Variable Account are subject to RiverSource Life of NY’s claims-paying ability. If RiverSource Life of NY experiences financial distress, RiverSource Life of NY may not be able to meet their obligations to you. More information about RiverSource Life of NY, including their financial strength ratings, is available by contacting RiverSource Life of NYat 1-800-541-2251.Additional information regarding the financial strength of RiverSource Life of NY can be accessed at: strengthandsoundness.com.
RVS VUL 6 NY | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	Insufficient premium payments, fees and expenses, poor investment performance, full and partial surrenders, and unpaid loans or loan interest may cause the policy to Lapse. There is a cost associated with reinstating a Lapsed policy. Death benefits will not be paid if the policy has Lapsed. Your policy may not Lapse if the No Lapse Guarantee or the Minimum Initial Premium Guarantee is in effect. Also, your policy enters a grace period before Lapsing, allowing you additional time to pay the amount required to keep the policy in force.
Principal Risk [Text Block]	Risks of Policy Lapse. If you do not pay the premiums needed to maintain coverage: •We will not pay a death benefit if your policy Lapses.•Also, the Lapse may have adverse tax consequences. (See “Possibility of Adverse Tax Consequences.”)Your policy may Lapse due to Surrender Charges. •Surrender Charges affect the surrender value, which is a measure we use to determine whether your policy will enter a grace period (and possibly Lapse, which may have adverse tax consequences, see “Possibility of Adverse Tax Consequences”). A partial surrender will reduce the Policy Value and the death benefit and may terminate the NLG.If you take a loan against your policy. •Taking a loan increases the risk of:—policy Lapse (which may have adverse tax consequences, see “Possibility of Adverse Tax Consequences”);—a permanent reduction of Policy Value;—reducing the death benefit.•Taking a loan may also terminate the Minimum Initial Premium Guarantee and/or the NLGYour policy can Lapse due to poor investment performance. •Your policy could Lapse due to adverse investment experience if neither the Minimum Initial Premium Guarantee nor the NLG is in effect and you do not pay the premiums needed to maintain coverage.•The Lapse may have adverse tax consequences (See “Possibility of Adverse Tax Consequences”).
RVS VUL 6 NY | ABVPSLargeCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Large Cap Growth Portfolio (Class A)
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	35.13%
Average Annual Total Returns, 5 Years [Percent]	17.86%
Average Annual Total Returns, 10 Years [Percent]	14.89%
RVS VUL 6 NY | AllspringVTOpportunityFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Allspring VT Opportunity Fund - Class 1
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	26.83%
Average Annual Total Returns, 5 Years [Percent]	15.03%
Average Annual Total Returns, 10 Years [Percent]	10.60%
RVS VUL 6 NY | AllspringVTSmallCapGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Allspring VT Small Cap Growth Fund - Class 1
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	7.95%
Average Annual Total Returns, 10 Years [Percent]	6.86%
RVS VUL 6 NY | ALPSAlerianEnergyInfrastructurePortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	ALPS | Alerian Energy Infrastructure Portfolio: Class I
Portfolio Company Objective [Text Block]	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	14.25%
Average Annual Total Returns, 5 Years [Percent]	11.05%
Average Annual Total Returns, 10 Years [Percent]	3.08%
RVS VUL 6 NY | BlackRockGlobalAllocationVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund (Class I)
Portfolio Company Objective [Text Block]	Seeks high total investment return.
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited and BlackRock International Limited, sub-advisers.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.83%
Average Annual Total Returns, 5 Years [Percent]	7.65%
Average Annual Total Returns, 10 Years [Percent]	4.88%
RVS VUL 6 NY | CalvertVPSRIBalancedPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio - Class I
Portfolio Company Objective [Text Block]	Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	16.82%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Average Annual Total Returns, 10 Years [Percent]	7.46%
RVS VUL 6 NY | ColumbiaVariablePortfolioBalancedFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Balanced Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks maximum total investment return through a combination of capital growth and current income.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	21.40%
Average Annual Total Returns, 5 Years [Percent]	10.98%
Average Annual Total Returns, 10 Years [Percent]	8.09%
RVS VUL 6 NY | ColumbiaVariablePortfolioCommodityStrategyFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Commodity Strategy Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with total return.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(6.82%)
Average Annual Total Returns, 5 Years [Percent]	9.39%
Average Annual Total Returns, 10 Years [Percent]	(0.68%)
RVS VUL 6 NY | ColumbiaVariablePortfolioContrarianCoreFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Contrarian Core Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks total return, consisting of long-term capital appreciation and current income.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	32.17%
Average Annual Total Returns, 5 Years [Percent]	16.83%
Average Annual Total Returns, 10 Years [Percent]	11.82%
RVS VUL 6 NY | ColumbiaVariablePortfolioDisciplinedCoreFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Disciplined Core Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	24.36%
Average Annual Total Returns, 5 Years [Percent]	13.83%
Average Annual Total Returns, 10 Years [Percent]	11.16%
RVS VUL 6 NY | ColumbiaVariablePortfolioDividendOpportunityFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	5.09%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	8.01%
RVS VUL 6 NY | ColumbiaVariablePortfolioEmergingMarketsBondFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 1)
Portfolio Company Objective [Text Block]	Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.43%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Average Annual Total Returns, 10 Years [Percent]	2.47%
RVS VUL 6 NY | ColumbiaVariablePortfolioEmergingMarketsFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Emerging Markets Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	9.46%
Average Annual Total Returns, 5 Years [Percent]	3.67%
Average Annual Total Returns, 10 Years [Percent]	2.63%
RVS VUL 6 NY | ColumbiaVariablePortfolioGlobalStrategicIncomeFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Global Strategic Income Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with high total return through income and growth of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	10.00%
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	0.55%
RVS VUL 6 NY | ColumbiaVariablePortfolioGovernmentMoneyMarketFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Government Money Market Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	4.74%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	1.00%
RVS VUL 6 NY | ColumbiaVariablePortfolioHighYieldBondFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - High Yield Bond Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	12.19%
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	4.46%
RVS VUL 6 NY | ColumbiaVariablePortfolioIncomeOpportunitiesFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	11.56%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	4.25%
RVS VUL 6 NY | ColumbiaVariablePortfolioIntermediateBondFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Intermediate Bond Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	6.34%
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	2.25%
RVS VUL 6 NY | ColumbiaVariablePortfolioLargeCapGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	43.16%
Average Annual Total Returns, 5 Years [Percent]	18.29%
Average Annual Total Returns, 10 Years [Percent]	13.65%
RVS VUL 6 NY | ColumbiaVariablePortfolioLargeCapIndexFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Large Cap Index Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	25.96%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	11.69%
RVS VUL 6 NY | ColumbiaVariablePortfolioLimitedDurationCreditFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Limited Duration Credit Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	6.89%
Average Annual Total Returns, 5 Years [Percent]	2.62%
Average Annual Total Returns, 10 Years [Percent]	1.91%
RVS VUL 6 NY | ColumbiaVariablePortfolioLongGovernmentCreditBondFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	6.97%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.93%
RVS VUL 6 NY | ColumbiaVariablePortfolioOverseasCoreFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Overseas Core Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.64%
Average Annual Total Returns, 5 Years [Percent]	8.24%
Average Annual Total Returns, 10 Years [Percent]	3.64%
RVS VUL 6 NY | ColumbiaVariablePortfolioSelectLargeCapValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	5.39%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	9.12%
RVS VUL 6 NY | ColumbiaVariablePortfolioSelectMidCapGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with growth of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	25.24%
Average Annual Total Returns, 5 Years [Percent]	13.07%
Average Annual Total Returns, 10 Years [Percent]	9.65%
RVS VUL 6 NY | ColumbiaVariablePortfolioSelectMidCapValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.30%
Average Annual Total Returns, 5 Years [Percent]	13.34%
Average Annual Total Returns, 10 Years [Percent]	8.42%
RVS VUL 6 NY | ColumbiaVariablePortfolioSelectSmallCapValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	13.11%
Average Annual Total Returns, 5 Years [Percent]	10.18%
Average Annual Total Returns, 10 Years [Percent]	6.44%
RVS VUL 6 NY | ColumbiaVariablePortfolioSeligmanGlobalTechnologyFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Seligman Global Technology Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	45.29%
Average Annual Total Returns, 5 Years [Percent]	25.64%
Average Annual Total Returns, 10 Years [Percent]	20.41%
RVS VUL 6 NY | ColumbiaVariablePortfolioStrategicIncomeFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Strategic Income Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	9.67%
Average Annual Total Returns, 5 Years [Percent]	3.19%
Average Annual Total Returns, 10 Years [Percent]	3.27%
RVS VUL 6 NY | ColumbiaVariablePortfolioUSGovernmentMortgageFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	5.70%
Average Annual Total Returns, 5 Years [Percent]	0.17%
Average Annual Total Returns, 10 Years [Percent]	1.58%
RVS VUL 6 NY | CTIVPAmericanCenturyDiversifiedBondFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	CTIVP® - American Century Diversified Bond Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	5.59%
Average Annual Total Returns, 5 Years [Percent]	1.37%
Average Annual Total Returns, 10 Years [Percent]	2.02%
RVS VUL 6 NY | CTIVPBlackRockGlobalInflationProtectedSecuritiesFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 1)
Portfolio Company Objective [Text Block]	Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	4.10%
Average Annual Total Returns, 5 Years [Percent]	1.16%
Average Annual Total Returns, 10 Years [Percent]	2.35%
RVS VUL 6 NY | CTIVPCenterSquareRealEstateFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	CTIVP® - CenterSquare Real Estate Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with current income and capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	13.76%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	5.72%
RVS VUL 6 NY | CTIVPMFSValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	CTIVP® - MFS® Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	8.04%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	8.50%
RVS VUL 6 NY | CTIVPPrincipalBlueChipGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	CTIVP® - Principal Blue Chip Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	39.54%
Average Annual Total Returns, 5 Years [Percent]	15.67%
Average Annual Total Returns, 10 Years [Percent]	13.48%
RVS VUL 6 NY | CTIVPTRowePriceLargeCapValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital and income.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	9.59%
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	7.50%
RVS VUL 6 NY | CTIVPTCWCorePlusBondFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	CTIVP® - TCW Core Plus Bond Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with total return through current income and capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	5.91%
Average Annual Total Returns, 5 Years [Percent]	1.29%
Average Annual Total Returns, 10 Years [Percent]	1.76%
RVS VUL 6 NY | CTIVPVictorySycamoreEstablishedValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	CTIVP® - Victory Sycamore Established Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	9.92%
Average Annual Total Returns, 5 Years [Percent]	14.33%
Average Annual Total Returns, 10 Years [Percent]	10.72%
RVS VUL 6 NY | CTIVPWestfieldMidCapGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	CTIVP® - Westfield Mid Cap Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	25.48%
Average Annual Total Returns, 5 Years [Percent]	14.58%
Average Annual Total Returns, 10 Years [Percent]	9.97%
RVS VUL 6 NY | CTIVPWestfieldSelectLargeCapGrowthFundClassOneMember
Prospectus:
Portfolio Company Name [Text Block]	CTIVP® - Westfield Select Large Cap Growth Fund (Class 1) (previously CTIVP® - Morgan Stanley Advantage Fund (Class 1))
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	31.00%
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	10.33%
RVS VUL 6 NY | CVTEAFEInternationalIndexPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	3.81%
RVS VUL 6 NY | CVTNasdaq100IndexPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index.
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	54.40%
Average Annual Total Returns, 5 Years [Percent]	22.09%
Average Annual Total Returns, 10 Years [Percent]	17.29%
RVS VUL 6 NY | CVTVPRussellTwoThousandSmallCapIndexPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	CVT VP Russell 2000® Small Cap Index Portfolio - Class I (previously Calvert - VP Russell 2000® Small Cap Index Portfolio - Class I)
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.
Portfolio Company Adviser [Text Block]	Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	16.60%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	6.77%
RVS VUL 6 NY | DWSAlternativeAssetAllocationVIPClassAMember
Prospectus:
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP, Class A
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	2.96%
RVS VUL 6 NY | EatonVanceVTFloatingRateIncomeFundInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income Fund - Institutional Class
Portfolio Company Objective [Text Block]	Seeks high level of current income.
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	11.92%
Average Annual Total Returns, 5 Years [Percent]	4.69%
Average Annual Total Returns, 10 Years [Percent]	3.72%
RVS VUL 6 NY | FidelityVIPContrafundPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.65%
Average Annual Total Returns, 10 Years [Percent]	11.61%
RVS VUL 6 NY | FidelityVIPEmergingMarketsPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	9.66%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	5.18%
RVS VUL 6 NY | FidelityVIPEnergyPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Energy Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	0.98%
Average Annual Total Returns, 5 Years [Percent]	13.63%
Average Annual Total Returns, 10 Years [Percent]	2.62%
RVS VUL 6 NY | FidelityVIPGrowthOpportunitiesPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks to provide capital growth.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	45.65%
Average Annual Total Returns, 5 Years [Percent]	19.09%
Average Annual Total Returns, 10 Years [Percent]	15.73%
RVS VUL 6 NY | FidelityVIPInvestmentGradeBondPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks as high level of current income as is consistent with the preservation of capital.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	6.20%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	2.33%
RVS VUL 6 NY | FidelityVIPMidCapPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	8.12%
RVS VUL 6 NY | FidelityVIPStrategicIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks a high level of current income and may also seek capital appreciation.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	3.36%
RVS VUL 6 NY | FranklinIncomeVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 1
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	8.87%
Average Annual Total Returns, 5 Years [Percent]	7.25%
Average Annual Total Returns, 10 Years [Percent]	5.28%
RVS VUL 6 NY | FranklinMutualSharesVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 1
Portfolio Company Objective [Text Block]	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	5.70%
RVS VUL 6 NY | FranklinSmallCapValueVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund - Class 1
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	13.02%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	7.31%
RVS VUL 6 NY | InvescoVIBalancedRiskAllocationFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation Fund, Series I Shares
Portfolio Company Objective [Text Block]	Seeks total return with a low to moderate correlation to traditional financial market indices.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	6.63%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	4.03%
RVS VUL 6 NY | InvescoVIGlobalFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund, Series I Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	34.73%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	8.47%
RVS VUL 6 NY | InvescoVIGlobalStrategicIncomeFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Global Strategic Income Fund, Series I Shares
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.88%
Average Annual Total Returns, 5 Years [Percent]	1.30%
Average Annual Total Returns, 10 Years [Percent]	1.50%
RVS VUL 6 NY | InvescoVIMainStreetSmallCapFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund®, Series I Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.13%
Average Annual Total Returns, 5 Years [Percent]	13.07%
Average Annual Total Returns, 10 Years [Percent]	8.93%
RVS VUL 6 NY | InvescoVITechnologyFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Technology Fund, Series I Shares
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	46.94%
Average Annual Total Returns, 5 Years [Percent]	14.92%
Average Annual Total Returns, 10 Years [Percent]	12.24%
RVS VUL 6 NY | JanusHendersonBalancedPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio: Institutional Shares
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	15.41%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	7.99%
RVS VUL 6 NY | JanusHendersonFlexibleBondPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio: Institutional Shares
Portfolio Company Objective [Text Block]	Seeks to obtain maximum total return, consistent with preservation of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	5.50%
Average Annual Total Returns, 5 Years [Percent]	1.79%
Average Annual Total Returns, 10 Years [Percent]	1.91%
RVS VUL 6 NY | JanusHendersonResearchPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Research Portfolio: Institutional Shares
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	43.17%
Average Annual Total Returns, 5 Years [Percent]	16.83%
Average Annual Total Returns, 10 Years [Percent]	12.49%
RVS VUL 6 NY | LazardRetirementGlobalDynamicMultiAssetPortfolioInvestorsSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement Global Dynamic Multi-Asset Portfolio - Investor Shares
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Adviser [Text Block]	Lazard Asset Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	4.15%
RVS VUL 6 NY | LordAbbettSeriesFundBondDebenturePortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
Portfolio Company Objective [Text Block]	Seeks high current income and the opportunity for capital appreciation to produce a high total return.
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.55%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	3.49%
RVS VUL 6 NY | LVIPAmericanCenturyMidCapValueFundStandardClassTwoMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value Fund, Standard Class II
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Adviser [Text Block]	incoln Financial Investments Corporation, investment adviser; American Century Investment Management, Inc., investment sub-adviser.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	6.13%
Average Annual Total Returns, 5 Years [Percent]	11.05%
Average Annual Total Returns, 10 Years [Percent]	8.77%
RVS VUL 6 NY | LVIPAmericanCenturyValueFundStandardClassTwoMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Value Fund, Standard Class II
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation, investment adviser; American Century Investment Management, Inc., investment sub-adviser.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	9.10%
Average Annual Total Returns, 5 Years [Percent]	11.87%
Average Annual Total Returns, 10 Years [Percent]	8.53%
RVS VUL 6 NY | MacquarieVIPAssetStrategySeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Asset Strategy Series, Standard Class (previously Delaware Ivy VIP Asset Strategy, Class I)
Portfolio Company Objective [Text Block]	Seeks to provide total return.
Portfolio Company Adviser [Text Block]	Ivy Investment Management Company
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	14.22%
Average Annual Total Returns, 5 Years [Percent]	8.54%
RVS VUL 6 NY | MacquarieVIPInternationalCoreEquityStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP International Core Equity, Standard Class (previously Delaware Ivy VIP®International Core Equity, Class I)
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Adviser [Text Block]	Delaware Management Company, adviser; Macquarie Funds Management HK Ltd., Macquarie Investment Management Global Limited, subadvisers.
Current Expenses [Percent]	0.86%
RVS VUL 6 NY | MFSGlobalRealEstatePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Global Real Estate Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.46%
Average Annual Total Returns, 5 Years [Percent]	6.41%
Average Annual Total Returns, 10 Years [Percent]	6.55%
RVS VUL 6 NY | MFSInternationalGrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® International Growth Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	14.72%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	6.36%
RVS VUL 6 NY | MFSUtilitiesSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Utilities Series - Initial Class
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(2.11%)
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.39%
RVS VUL 6 NY | MorganStanleyVIFDiscoveryPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Morgan Stanley VIF Discovery Portfolio, Class I Shares
Portfolio Company Objective [Text Block]	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	44.34%
Average Annual Total Returns, 5 Years [Percent]	10.94%
Average Annual Total Returns, 10 Years [Percent]	8.49%
RVS VUL 6 NY | NeubergerBermanAMTSustainableEquityPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity Portfolio (Class I)
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	26.90%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	9.99%
RVS VUL 6 NY | PIMCOVITAllAssetPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Portfolio, Institutional Class
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.04%
Average Annual Total Returns, 1 Year [Percent]	8.28%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	4.19%
RVS VUL 6 NY | PIMCOVITTotalReturnPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio, Institutional Class
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	6.09%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	1.86%
RVS VUL 6 NY | PutnamVTGlobalHealthCareFundClassIASharesMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Global Health Care Fund - Class IA Shares
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC. Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and the Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	9.39%
Average Annual Total Returns, 5 Years [Percent]	13.75%
Average Annual Total Returns, 10 Years [Percent]	10.43%
RVS VUL 6 NY | PutnamVTInternationalValueFundClassIASharesMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT International Value Fund - Class IA Shares
Portfolio Company Objective [Text Block]	Seeks capital growth. Current income is a secondary objective.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	19.08%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	4.14%
RVS VUL 6 NY | PutnamVTLargeCapValueFundClassIASharesMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund - Class IA Shares
Portfolio Company Objective [Text Block]	Seeks capital growth and current income.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.92%
Average Annual Total Returns, 5 Years [Percent]	14.78%
Average Annual Total Returns, 10 Years [Percent]	10.54%
RVS VUL 6 NY | TempletonGlobalBondVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 1
Portfolio Company Objective [Text Block]	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	3.19%
Average Annual Total Returns, 5 Years [Percent]	(1.89%)
Average Annual Total Returns, 10 Years [Percent]	(0.41%)
RVS VUL 6 NY | VariablePortfolioAggressivePortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Aggressive Portfolio (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	17.51%
Average Annual Total Returns, 5 Years [Percent]	9.45%
Average Annual Total Returns, 10 Years [Percent]	6.60%
RVS VUL 6 NY | VariablePortfolioConservativePortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Conservative Portfolio (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a conservative level of risk.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	8.65%
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	2.62%
RVS VUL 6 NY | VariablePortfolioManagedVolatilityConservativeFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Conservative Fund (Class 1)
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	2.63%
Average Annual Total Returns, 10 Years [Percent]	2.45%
RVS VUL 6 NY | VariablePortfolioManagedVolatilityConservativeGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	10.19%
Average Annual Total Returns, 5 Years [Percent]	3.91%
Average Annual Total Returns, 10 Years [Percent]	3.17%
RVS VUL 6 NY | VariablePortfolioManagedVolatilityGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	4.57%
RVS VUL 6 NY | VariablePortfolioManagedVolatilityModerateGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	5.32%
Average Annual Total Returns, 10 Years [Percent]	3.96%
RVS VUL 6 NY | VariablePortfolioModeratePortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Moderate Portfolio (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderate level of risk.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	6.37%
Average Annual Total Returns, 10 Years [Percent]	4.76%
RVS VUL 6 NY | VariablePortfolioModeratelyAggressivePortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Moderately Aggressive Portfolio (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	5.63%
RVS VUL 6 NY | VariablePortfolioModeratelyConservativePortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Moderately Conservative Portfolio (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	10.78%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	3.66%
RVS VUL 6 NY | VariablePortfolioPartnersCoreBondFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Core Bond Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	1.37%
Average Annual Total Returns, 10 Years [Percent]	1.89%
RVS VUL 6 NY | VariablePortfolioPartnersCoreEquityFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Core Equity Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	24.71%
Average Annual Total Returns, 5 Years [Percent]	14.61%
Average Annual Total Returns, 10 Years [Percent]	10.47%
RVS VUL 6 NY | VariablePortfolioPartnersInternationalCoreEquityFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Core Equity Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	2.70%
RVS VUL 6 NY | VariablePortfolioPartnersInternationalGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	7.65%
Average Annual Total Returns, 10 Years [Percent]	3.46%
RVS VUL 6 NY | VariablePortfolioPartnersInternationalValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	17.14%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	2.00%
RVS VUL 6 NY | VariablePortfolioPartnersSmallCapGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Small Cap Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Scout Investments, Inc. and Allspring Global Investments, LLC, subadvisers.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	7.20%
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	4.73%
RVS VUL 6 NY | VariablePortfolioPartnersSmallCapValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Small Cap Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	11.38%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	4.96%
RVS VUL 6 NY | VariablePortfolioUSFlexibleConservativeGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	11.53%
Average Annual Total Returns, 5 Years [Percent]	4.16%
RVS VUL 6 NY | VariablePortfolioUSFlexibleGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	17.14%
Average Annual Total Returns, 5 Years [Percent]	6.95%
RVS VUL 6 NY | VariablePortfolioUSFlexibleModerateGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	14.29%
Average Annual Total Returns, 5 Years [Percent]	5.62%
RVS VUL 6 NY | WesternAssetVariableGlobalHighYieldBondPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond Portfolio - Class I
Portfolio Company Objective [Text Block]	Seeks to maximize total return.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, LLC, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisors.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	10.26%
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	2.89%
RVS VUL 6 NY | CVTVPEAFEInternationalIndexPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	CVT VP EAFE International Index Portfolio - Class I (previously Calvert - VP EAFE International Index Portfolio - Class I)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
RVS VUL 6 NY | CVTVPNasdaq100IndexPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	CVT VP Nasdaq 100 Index Portfolio - Class I (previously Calvert - VP Nasdaq 100 Index Portfolio - Class I)
Portfolio Company Adviser [Text Block]	Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.
RVS VUL 6 NY | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Dec. 04, 2020
RVS VUL 6 NY | ExpressMailElectronicFundTransfersMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds
Other Transaction Fee, When Deducted [Text Block]	When you take a loan or surrender and Proceeds are sent by express mail or electronic fund transfer.
Other Transaction Fee, Maximum [Dollars]	$ 35
Other Transaction Fee, Minimum [Dollars]	$ 30
RVS VUL 6 NY | LoansMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Interest Rate on Loans (d)
Other Transaction Fee, When Deducted [Text Block]	Charged daily and due at the end of the policy year.
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	1.00%
Offered Starting [Date]	Dec. 04, 2020
RVS VUL 6 NY | LoansMember | Previously Offered [Member]
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	4.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	2.00%
Offered Ending [Date]	Dec. 04, 2020
RVS VUL 6 NY | AcceleratedBenefitRiderTerminalIllnessMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Interest Rate on Payments under Accelerated Benefit Rider for Terminal Illness (ABRTI)
Other Transaction Fee, When Deducted [Text Block]	Annually, payable at the end of each policy year.
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	1.25%
Optional Benefit Charge, Description [Text Block]	Accelerated Benefit Riderfor Terminal Illness Charge (ABRTI)
Optional Benefit Charge, When Deducted [Text Block]	Upon payment of the accelerated benefit.
Optional Benefit Expense, Maximum [Dollars]	$ 250
Name of Benefit [Text Block]	Accelerated Benefit Rider for Terminal Illness (ABRTI)
Purpose of Benefit [Text Block]	The ABRTI allows the Owner to withdraw part of the death benefit if the Insuredbecomes terminally ill.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Death benefit can only be accelerated if the Insured is diagnosed as terminally ill as defined in the rider.• The accelerated benefit creates a lien against the policy’s death benefit and interest will be added to the lien as it accrues.• At the Insured’s death, the policy’s Beneficiary would receive only the death benefit remaining after the lien has been deducted.
Name of Benefit [Text Block]	Accelerated Benefit Rider for Terminal Illness (ABRTI)
Operation of Benefit [Text Block]	Accelerated Benefit Rider for Terminal Illness (ABRTI). If the Insured is terminally ill and death is expected to occur within six months, the rider provides that you can withdraw a portion of the death benefit prior to death.
Calculation Method of Benefit [Text Block]	Example: Jane Doe purchases a policy with a $500,000 Specified Amount and the Accelerated Benefit Rider for Terminal Illness (ABR-TI). Jane receives a terminal illness diagnosis as defined in the policy. She elects to receive an advance of the death benefit under the ABR-TI. At that time, there are no outstanding loans on the policy and the Specified Amount is $500,000. She elects to receive the maximum lump sum amount available to be accelerated which is 50% x $500,000 = $250,000. A one time administrative charge equal to $500 will be paid to us using an additional accelerated benefit and increasing the total accelerated benefit. The total accelerated benefit will create a lien against the policy that will be charged interest as described in the policy. The interest charged will be paid by additional accelerated benefits and will be added to the total accelerated benefit. The policy's Proceeds payable to the Beneficiary at the time of Jane's death will be the base policy death benefit less the total accelerated death benefit.
RVS VUL 6 NY | AcceleratedBenefitRiderTerminalIllnessMember | Previously Offered [Member]
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	4.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	2.25%
RVS VUL 6 NY | OverloanProtectionBenefitMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Overloan Protection Benefit (OPB)
Other Transaction Fee, When Deducted [Text Block]	Upon exercise of Benefit.
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.00%
Name of Benefit [Text Block]	Overloan Protection Benefit (OPB)
Purpose of Benefit [Text Block]	Protects the policy from Lapsing as a result of the loan balance exceeding the Policy Value when certain conditions are met.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•OPB can only be exercised if the death benefit option 1 is in effect.• The policy must be in force for at least 15 years before the OPB can be exercised.• The policy may not be in the grace period to exercise the OPB.
Name of Benefit [Text Block]	Overloan Protection Benefit (OPB)
Operation of Benefit [Text Block]	Overloan Protection Benefit (OPB). The overloan protection benefit prevents the policy from Lapsing due to the loan balance exceeding Policy Value. The OPB is included with new policies. The feature may be exercised by the policy Owner when all of the following conditions are met: •The policy has been in force for at least 15 years; and•The Insured’s Attained Insurance Age is at least 75 but not greater than 95; and•Policy Indebtedness must be greater than the Specified Amount and greater than or equal to the Indebtednesspercentage shown under Policy Data; and•The Cash Surrender Value is sufficient to pay the exercise charge; and•The death benefit option in effect is option 1; and•The policy has not yet entered the grace period; and•The policy is not a modified endowment contract, as defined by Section 7702A of the Internal Revenue Code, and exercising the benefit does not cause the policy to become a modified endowment contract; and•No current or future distributions will be required from the policy to maintain its qualification for treatment as a life insurance policy under the Internal Revenue Code; and•The sum of Partial Surrenders taken to date are greater than or equal to the amount that can be withdrawn from the policy without creating adverse tax consequences.If all of the above conditions have been met, the policy owner may submit a written request to exercise the benefit to prevent the policy from entering the grace period. The benefit will become effective on the next monthly anniversary following receipt of request. Exercising the benefit is irrevocable. A onetime charge to exercise the benefit will be deducted from Policy Value. The charge is a percentage of the Policy Value that will not exceed the maximum exercise charge of 3%. Once the OPB has been exercised, the following changes to the base policy will occur: 1.The policy becomes a paid-up life insurance policy and no additional premium payments will be required, nor will any premium payments be accepted; however, loan repayments will be accepted.2.Monthly deductions will no longer be taken.3.Partial Surrenders will no longer be available.4.Additional loans will no longer be available.5.Any outstanding loan will remain and interest will be charged at the current loan interest rate as shown under Policy Data.6.The NLG will no longer be in effect and cannot be reinstated.7.The death benefit option cannot be changed.8.Changes to the Specified Amount will no longer be allowed.9.Any riders attached to the policy will terminate.Once the benefit has been exercised, the death benefit will be the applicable percentage from the Death Benefit Percentage Table as shown under Policy Data, multiplied by Policy Value or Indebtedness, whichever is greater. At the time of the exercise, this means the Death Benefit will decrease by as much as the one-time OPB exercise charge, which is currently 3%, multiplied by applicable percentage from the Death Benefit Percentage Table as shown under Policy Data. This may result in a significant reduction in the Proceeds payable upon death of the last surviving Insured. The OPB will terminate upon termination of the policy. If the policy terminates and is later reinstated, the OPB will also be reinstated with the policy. When the OPB is available to exercise, a notification will be sent to the policy owner. Once the benefit is exercised, a notification listing the changes to the policy will be sent to the policy owner.
Calculation Method of Benefit [Text Block]	Example: Jane Doe purchases a base policy with a $1,500,000 Specified Amount, death benefit option 1, and the Overloan Protection Benefit (OPB). At the beginning of the 16th policy year: •Jane is Attained Insurance Age 80.•Premiums paid to date equal $700,000.•Partial Surrenders and Partial Surrender Charges amounting to $700,000 have been taken.•The current Specified Amount is $800,000 (the initial Specified Amount minus the Partial Surrenders and Partial Surrender Charges to date).•The Policy Value is $850,000.•There is outstanding Indebtedness equal to $820,000.•The death benefit is 892,500 which is the greater of the Specified Amount and the Policy Value times 1.05 which is the applicable percentage for the Death Benefit Percentage Table.•The Proceeds payable upon death of the Insured at this point in time would be $72,500 which is the death benefit of $892,500 minus the outstanding Indebtedness of $820,000. At this point, Jane decides to exercise his OPB to prevent the policy from lapsing. The exercise of the OPB will result in the following: •No more premium payments are required, nor will premium payments be accepted.•The policy will be assessed a one-time OPB exercise charge of $25,500 resulting in an updated Policy Value of $824,500.•Outstanding Indebtedness remains at $820,000.•Loan repayments will still be accepted.•The new death benefit immediately after the exercise will be $865,725 which is the greater of the updated Policy Value or outstanding Indebtedness times 1.05.•The Proceeds payable upon death of the Insured would now be $45,725 which is the new death benefit of $865,725 minus the outstanding Indebtedness of $820,000.
RVS VUL 6 NY | AccidentalDeathBenefitMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Accidental Death Benefit Rider (ADB)(a)
Optional Benefit Charge, When Deducted [Text Block]	Monthly.
Optional Benefit Charge, Representative [Text Block]	Representative Insured: $0.04 — Female, Super Preferred Nontobacco,Attained Insurance Age40.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.16%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.04%
Name of Benefit [Text Block]	Accidental Death Benefit (ADB)
Purpose of Benefit [Text Block]	The Accidental Death Benefit rider provides for an additional death benefit if the Insured’s death is caused by accidental injury prior to the Attained Insurance Age70Policy Anniversary.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•ADB is available for Insureds Issue Ages 5-65.• ADB will only pay the additional accidental death benefit if the Insured's death is caused by accidental injury prior to the Insured's Attained Insurance Age70Policy Anniversary.• Death must occur within 90 days of the accidental injury to be considered for the accidental death benefit.
Name of Benefit [Text Block]	Accidental Death Benefit (ADB)
Operation of Benefit [Text Block]	Accidental Death Benefit Rider (ADB). ADB provides an additional death benefit if the Insured’s death is caused by accidental injury.
Calculation Method of Benefit [Text Block]	Example: Jane Doe purchases a base policy with a $500,000 Specified Amount and includes an Accidental Death Benefit (ADB) rider with an accidental death benefit equal to $100,000. Prior to Jane's Attained Insurance Age 70 Policy Anniversary, she dies within 180 days of an accidental injury and her death was a direct result of the accidental injury. The total Proceeds payable to the Beneficiary will be $600,000 which is equal to the base policy Proceeds of $500,000 plus the accidental death benefit of $100,000.
RVS VUL 6 NY | AutomaticIncreaseBenefitRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Automatic Increase Benefit Rider (AIBR)
Optional Benefit Charge, When Deducted [Text Block]	No charge.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Automatic Increase Benefit Rider (AIBR)
Purpose of Benefit [Text Block]	The Automatic Increase Benefit Rider (AIBR) provides for an increase in the Specified Amount on each Policy Anniversary without evidence of insurability. The amount of the increase will be based on a percentage of the Specified Amount in effect at the time of the increase. The percent is chosen by the policy Owner at the time of application.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•AIBR is only available at issue.• AIBR is available to Insureds Issue Ages 0–60.• AIBR cannot be added to policies with an Insured that has a substandard Risk Classification.• The automatic increase percent cannot be changed once the policy has been issued.• The lifetime maximum amount of all automatic increases combined is $750,000.• The AIBR will terminate at the earlier of:• The Insurance Attained Insurance Age65Policy Anniversary, or• The date the lifetime maximum of $750,000 is reached, or• The date the policy owner rejects an automatic increase, or• The date the policy owner requests a decrease in the Specified Amount, (Partial Surrenders and death benefit option changes that result in a decrease in Specified Amount do not cause the rider to terminate), or• When the policy owner requests to have the rider removed, or• The date the policy terminates for any reason.Name of BenefitPurposeIs the BenefitStandard orOptionalBrief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Automatic Increase Benefit Rider (AIBR)
Operation of Benefit [Text Block]	Automatic Increase Benefit Rider (AIBR). AIBR provides an increase in the Specified Amount at a designated percentage on each Policy Anniversary until the earliest of the Insured’s Attained Insurance Age 65 or the occurrence of certain other events, as described in the rider.
Calculation Method of Benefit [Text Block]	Example: Jane Doe purchases a base policy with a $500,000 Specified Amount and the Automatic Increase Benefit Rider (AIBR) of 5%. On the first policy anniversary, the Specified Amount will increase to $525,000 which is the original Specified Amount of $500,000 times 1.05. A similar increase will automatically occur on each Policy Anniversary and no evidence of insurability will be required. The maximum amount of each annual increase is $25,000 and the lifetime maximum of all annual increases combined is $750,000. Automatic increases will occur until the earlier of Jane's Attained Insurance Age 65 Policy Anniversary or the lifetime maximum increase is reached.
RVS VUL 6 NY | ChildrensInsuranceRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Children’s Insurance Rider (CIR)
Optional Benefit Charge, When Deducted [Text Block]	Monthly.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.58%
Name of Benefit [Text Block]	Children’s Insurance Rider (CIR)
Purpose of Benefit [Text Block]	The Children’s Insurance Rider (CIR) provides level term coverage on each eligible child.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•CIR is available for Insureds Issue Ages 16-60. • CIR provides insurance on the Insured's children ages 15 days to 19 years at issue and any children born after issue and prior to the Insured's Attained Insurance Age65Policy Anniversary.• Coverage on a child will expire on the earlier of the child's 22nd birthday or the Insured's Attained Insurance Age65Policy Anniversary.
Name of Benefit [Text Block]	Children’s Insurance Rider (CIR)
Operation of Benefit [Text Block]	Children’s Insurance Rider (CIR): CIR provides level term coverage on each eligible child.
Calculation Method of Benefit [Text Block]	Example: John Doe purchases a base policy and the Children's Insurance Rider with a rider benefit amount equal to $8,000. Jane Doe is the Insured of the base policy and John is the owner. All of Jane's children, as defined in the policy, are insured under this rider. If a child of Jane's dies prior to the child's 22nd birthday and Jane's Attained Insurance Age 65 Policy Anniversary, the $8,000 rider benefit will be paid to John.
RVS VUL 6 NY | WaiverMonthlyDeductionMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Deduction Rider (WMD)(a)
Optional Benefit Charge, When Deducted [Text Block]	Monthly.
Optional Benefit Charge, Representative [Text Block]	Representative Insured: $0.0266 — Female, Super Preferred Nontobacco,Attained Insurance Age40.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.34212%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00692%
Name of Benefit [Text Block]	Waiver of Monthly Deduction (WMD)
Purpose of Benefit [Text Block]	Under WMD, we will waive the monthly deduction if the Insured becomes totally disabled for a period of 180 consecutive days when certain requirements are met.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•WMD is available for Insureds Issue Ages 20-55.• Insured must be totally disabled for 180 days or longer prior to the Insured's Attained Insurance Age65Policy Anniversary to claim benefits.• Monthly deductions will be waived for a limited period of time if total disability begins on or after the Insured's Attained Insurance Age60Policy Anniversary but before the Insured's Attained Insurance Age65Policy Anniversary.• During a period of total disability, the Specified Amount of the policy cannot be increased, the death benefit option cannot be changed and increases in benefits under the policy or any riders attached to it will not be allowed.• If the rider and policy are inforce and the rider is not on claim on the Insured's Attained Insurance Age65Policy Anniversary, the rider will automatically terminate.Name of BenefitPurposeIs the BenefitStandard orOptionalBrief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Waiver of Monthly Deduction (WMD)
Operation of Benefit [Text Block]	Waiver of Monthly Deduction Rider (WMD). Under WMD, we will waive the monthly deduction for a period of time if the Insured becomes totally disabled. In addition: •If total disability begins on or after Attained Insurance Age 60 Policy Anniversary but before Attained Insurance Age65 Policy Anniversary, the monthly deduction will be waived for a limited period of time; and•WMD also includes a waiver for involuntary unemployment benefit where monthly deductions may be waived up to 12 months.
Calculation Method of Benefit [Text Block]	Example: Jane Doe purchases a base policy and the Waiver of Monthly Deduction rider. At Attained Insurance Age 55, Jane becomes totally disabled (as defined in the policy) and meets the requirements of the rider to qualify for waiver of the monthly deductions under the rider. We will waive the monthly deduction of the policy, this rider and all other riders attached to the policy. For any month that the monthly deduction is being waived, any Minimum Initial Premium and No-Lapse Guarantee Premium for that monthly will be zero. Since the disability began prior to Jane's Attained Insurance Age 60 Policy Anniversary, we will waive monthly deductions until either Jane is no longer considered totally disabled or John's Attained Insurance Age 120 Policy Anniversary.
RVS VUL 6 NY | WaiverPremiumMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Premium Rider (WP)(a)(b)
Optional Benefit Charge, When Deducted [Text Block]	Monthly.
Optional Benefit Charge, Representative [Text Block]	Representative Insured: $0.07486 — Female, Super Preferred Nontobacco,Attained Insurance Age40.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40219%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.03206%
Name of Benefit [Text Block]	Waiver of Premium (WP)
Purpose of Benefit [Text Block]	The Waiver of Premium (WP) rider provides that if the Insured becomes totally disabled and total disability continues for a period of 180 consecutive days, RiverSource Life will add to the Policy Value the specified premium as shown on the Policy Datapage, or waive the monthly deduction for the policy, whichever is higher.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•WP is available for Insureds Issue Ages 20-55.• Insured must be totally disabled for 180 days or longer prior to the Insured's Attained Insurance Age65Policy Anniversary to claim benefits.• Benefits will be applied for a limited period of time if total disability begins on or after the Insured's Attained Insurance Age60Policy Anniversarybut before the Insured's Attained Insurance Age65Policy Anniversary.• During a period of total disability, the Specified Amount of the policy cannot be increased, the death benefit option cannot be changed and increases in benefits under the policy or any riders attached to it will not be allowed.• If the rider and policy are inforce and the rider is not on claim on the Insured's Attained Insurance Age65Policy Anniversary, the rider will automatically terminate.
Name of Benefit [Text Block]	Waiver of Premium (WP)
Operation of Benefit [Text Block]	Waiver of Premium Rider (WP). Under WP, if total disability begins before Attained Insurance Age 60, prior to Attained Insurance Age 65 we will add the specified premium shown under Policy Data in the policy to the Policy Value or waive the monthly deduction if higher. On or after Attained Insurance Age 65, we will waive the monthly deduction. In addition, WP also includes a waiver for involuntary unemployment benefit where monthly deductions may be waived up to 12 months.
Calculation Method of Benefit [Text Block]	Example: Jane Doe purchases a base policy and the Waiver of Premium rider with a $150 per month specified premium. At age 55, Jane becomes totally disabled (as defined in the policy) and meets the requirements of the rider to qualify for benefits under the rider. As long as Jane remains totally disabled, prior to Jane's Attained Insurance Age 65 Policy Anniversary, we will add the greater of the WP specified premium or the monthly deduction to the policy value each month. After Jane's Attained Insurance 65 Policy Anniversary, we will add the monthly deduction to the policy value each month. Since the disability began prior to Jane's Attained Insurance Age 60 Policy Anniversary, we will continue to pay the rider benefit until either Jane is no longer considered totally disabled or Jane's Attained Insurance Age 120 Policy Anniversary.
RVS VUL 6 NY | AdvanceSourceAcceleratedBenefitRiderChronicIllnessMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	AdvanceSource® Accelerated Benefit Rider for Chronic Illness (ASR)(a)(c)(d)
Optional Benefit Charge, When Deducted [Text Block]	Monthly (while the rider is in effect).
Optional Benefit Charge, Representative [Text Block]	Representative Insured: $0.0025, Female, Super Preferred Nontobacco, Insurance Age 40,Duration 1, 2% Monthly Benefit Percent.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	37.2775%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.0025%
Name of Benefit [Text Block]	AdvanceSourceAccelerated Benefit Rider for Chronic Illness (ASR-CI)
Purpose of Benefit [Text Block]	ASR-CI provides a rider payment to the Insured, as an acceleration of the policy’s death benefit, if the Insuredbecomes a Chronically Ill Individual who receives Qualified Long-term Care Services.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•ASR is only available at issue.• ASR is available for Insureds Issue Ages 0-79.• The ASR Specified Amount must be between 20% and 100% of the policy Specified Amount.• The minimum ASR Specified Amountis $50,000. • The minimum Specified Amount of the policy with an ASR is $100,000. • ASR can be issued to Insureds rated substandard up to and including Table D.• ASR is only available on policies that are death benefit option 1.• Benefits under the rider will only be paid if the Insured is classified as Chronically Ill, as defined in the rider, for at least 90 days.• Benefits will not be provided under this rider during the first six months for qualified long-term care services received by the Insured due to a pre-existing condition.• The rider does not cover services provided by a facility or an agency that does not meet the rider definition of such facility or agency.• Certain policy transactions are not allowed while the Insured is on ASR claim. This includes transfers from the Fixed Account to the Subaccountsor indexed accounts,partial surrenders, and additional loans.• The ASR does not include inflation projection coverage.Name of BenefitPurposeIs the BenefitStandard orOptionalBrief Description of Restrictions / Limitations
Name of Benefit [Text Block]	AdvanceSourceAccelerated Benefit Rider for Chronic Illness (ASR-CI)
Operation of Benefit [Text Block]	AdvanceSource Accelerated Benefit Rider for Chronic Illness (ASR-CI). ASR-CI provides a rider payment to the Accelerated Benefit Insured, as an acceleration of the policy’s death benefit, if the Accelerated Benefit Insured becomes a Chronically Ill Individual who receives Qualified Long-term Care Services. Please note the following about the ASR-CI: •This rider is only available for policies purchased under the Option 1 death benefit.•At the request of you or the Accelerated Benefit Insured the accelerated benefit under this rider will be paid each month, limited by the maximum monthly benefit to the Accelerated Benefit Insured or to any individual authorized to act on behalf of the Accelerated Benefit Insured.•These payments are subject to certain limitations and satisfaction of eligibility requirements which include the following: 1) A current written eligibility certification from a Licensed Health Care Practitioner that certifies the Accelerated Benefit Insured is a Chronically Ill Individual; and 2) Proof that the Accelerated Benefit Insured received or is receiving Qualified Long-term Care Services pursuant to a Plan of Care; and 3) Proof that the Elimination Period has been satisfied; and 4) Written Notice of Claim and Proof of Loss, as described in the “Claim Provisions” section of the policy, in a form satisfactory to us.•We will begin Monthly Benefit Payments under this rider when the Eligibility for the Payment of Benefits Conditions are met and a claim for benefits has been approved by us. The ASR-CI does not include inflation protection coverage and therefore the benefit level will not increase over time. Because the costs of long-term care services will likely increase over time, you should consider whether and how the benefits of the ASR-CI may be adjusted.•Monthly Benefit Payments paid will also change other values of the life insurance policy as provided in the rider such as Policy Value less Indebtedness,Surrender Charges and monthly No-Lapse Guarantee premiums.
Calculation Method of Benefit [Text Block]	Example: Jane Doe purchases a base policy with a $500,000 Specified Amount and the AdvanceSource Rider with a rider Specified Amount of $150,000 and a 3% Monthly Benefit Percent. Jane qualifies and starts to receive Qualified Long-Term Care Services. Once the elimination period is complete, we will pay the monthly benefit equal to the lesser of: •Rider Specified Amount x Monthly Benefit Percent ($150,000 x 3% = $4,500);•Remaining Amount to be Accelerated; or•Maximum Monthly Benefit Limit.When benefit payments begin, all policy value in Subaccounts will be transferred to the Fixed Account, future premium payments will be allocated to the Fixed Account and no transfers to the Subaccounts can be made during a period of coverage. Immediately after a monthly benefit payment under the rider, the base policy Specified Amount will be reduced by the amount of the rider benefit amount. Other values of the policy will also be adjusted after each payment as described in the rider form. The Rider's remaining amount to be accelerated will decrease after each monthly payment is made. Under the ASR-CI the monthly benefit payment will be made to the insured.
RVS VUL 6 NY | AccountingValueIncreaseRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Accounting Value Increase Rider (AVIR)(a)
Optional Benefit Charge, When Deducted [Text Block]	Monthly.
Optional Benefit Charge, Representative [Text Block]	Representative Insured: $0.0538 — Female, Nontobacco, Age 40.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.0629%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.0325%
Name of Benefit [Text Block]	Accounting Value Increase Rider (AVIR)
Purpose of Benefit [Text Block]	If the policy is fully surrendered while the rider is in force and prior to the expiration date of the rider, we will waive a portion of the Surrender Charge.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•AVIR is only available at issue.• This rider is only available in limited situations, determined at time of underwriting.• Surrender Charges will not be waived if the policy is being surrendered in exchange for a new insurance policy or contract.Name of BenefitPurposeIs the BenefitStandard orOptionalBrief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Accounting Value Increase Rider (AVIR)
Operation of Benefit [Text Block]	Accounting Value Increase Rider (AVIR): If the policy is fully surrendered while the rider is in force and prior to the expiration of the rider at the end of the eighth policy year, we will waive a portion of the Surrender Charge. The percentage waived is set at issue and applies to all AVIRs. The percentage waived is shown in the table below. Please note the following about AVIR: •The amount waived is a percentage of the Surrender Charge that would apply to the initial Specified Amount.•The waiver does not apply to any Surrender Charge due to increases in Specified Amount, or to Partial Surrenders.•Surrender Charges will not be waived if the policy is being surrendered in exchange for a new insurance policy or contract.During the surrender charge period of the policy, the percentage waived at Full Surrender is shown below:
Policy Years(s)	% of Surrender Charge Waived
1 - 4	100%
5	80%
6	65%
7	50%
8	35%
9+	0%

Calculation Method of Benefit [Text Block]	Example: Jane Doe purchases a base policy with a $500,000 Specified Amount and the Accounting Value Increase Rider (AVIR). Jane decides to do a Full Surrender in the sixth policy year when the Policy Value is $60,000 and the Surrender Charge is $8,500. Due to the AVIR, instead of paying the Surrender Charge of $8,500, we will waive 65%, or $5,525, resulting in an actual Surrender Charge of $2,975. Therefore, the final Proceeds payable upon Surrender would be $57,025 which is the $60,000 Policy Value minus the actual Surrender Charge of $2,975.
RVS VUL 6 NY | AutomatedTransfersMember
Prospectus:
Name of Benefit [Text Block]	Automated Transfers
Purpose of Benefit [Text Block]	Automated transfer arrangements allow you to set up periodic transfers at a set interval (i.e. monthly, quarterly, etc.) from one investment option to one or more investment option(s) under the policy.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Only one automated transfer arrangement can be in effect at any time.• Only one account can be used as the source of funds in the automatic transfer arrangement.• The Indexed Accounts may not be used as the source of funds for any automated transfer arrangement.• If the Fixed Account is the source of funds, you cannot set up an automated transfer amount that would deplete the Fixed Account in less than 12 months.• If the value of the source of fundsaccount is less than the requested automated transfer amount, that occurrence of the automated transfer will not process.• The minimum automatic transfer amount is $50.• You must allow seven days for us to change any automated transfer arrangement instructions that are currently in place.• If you made a transfer from the Fixed Account to one or more Subaccounts, you may not make a transfer from those Subaccounts back to the Fixed Account until the next Policy Anniversary.Name of BenefitPurposeIs the BenefitStandard orOptionalBrief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Automated Transfers
Operation of Benefit [Text Block]	Automated Transfers: You can arrange to have Policy Value transferred from one account to another automatically. Only one automated transfer arrangement can be in effect at any time. You can transfer all or part of the value of a Subaccount to one or more of the other Subaccounts, one or more of the Indexed Accounts and/or to the Fixed Account. You can transfer all or part of the Fixed Account Value, minus Indebtedness, to one or more of the Subaccounts and/or one or more of the Indexed Accounts. Only one account can be used as the source of funds for any automated transfer arrangement. The Indexed Accounts may not be used as the source of funds for any automated transfer arrangement. If the Fixed Account is the source of funds for the arrangement, you cannot set up an automated transfer amount that would deplete the Fixed Account in less than 12 months. There is no such restriction on automated transfer arrangements that transfer value from the Fixed Account to one or more of the Indexed Accounts only. The minimum automated transfer amount is $50. On the date of a transfer, if the Policy Value in the source of funds account is less than the amount to be transferred under the arrangement, the transfer will not be processed. If your policy has entered a transfer restriction period that will last for 12 months, during this period transfers from the Fixed Account or the Subaccounts to any Indexed Account will not be allowed. Any automated transfer arrangement that moves money to an Indexed Account will be terminated. Premiums and loan repayments allocated to an Indexed Account during this period will be redirected to the Fixed Account. If you made a transfer from the Fixed Account to one or more Subaccounts, you may not make a transfer from those Subaccounts back to the Fixed Account until the next Policy Anniversary. You may make automated transfers by choosing a schedule we provide. You must allow seven days for us to change any automated transfer arrangement instructions that are currently in place.
Calculation Method of Benefit [Text Block]	Example: The example below illustrates how an automated transfer arrangement works. Jane Doe purchases a base policy. She makes a one-time premium payment at issue of $120,000 and allocates it all to the Fixed Account. She sets up an automated transfer arrangement to transfer $10,000 a month from the Fixed Account equally into two subaccounts over a 12-month period. The following shows the transaction that will automatically take place each of the next 12 months.
Policy Value Transferring Into or Out of Each Account
Frequency	Fixed Account	Subaccount #1	Subaccount #2
Monthly	-10,000	+5,000	+5,000

RVS VUL 6 NY | AutomatedDollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Automated Dollar-Cost Averaging (DCA)
Purpose of Benefit [Text Block]	A DCA arrangement is an automated transfer arrangement designed to help you benefit from fluctuations in Accumulation Unit values caused by fluctuations in the market values of the underlying Funds. Under a DCA arrangement, since you invest the same amount each period, you automatically acquire more units when market values fall, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for DCA.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Only one automated transfer arrangement can be in effect at any time.• Only one account can be used as the source of funds in the automatic transfer arrangement.• If the Fixed Account is the source of funds, you cannot set up an automated transfer amount that would deplete the Fixed Account in less than 12 months.• If the value of the source of fundsaccount is less than the requested automated transfer amount, that occurrence of the automated transfer will not process.• The minimum automatic transfer amount is $50.• You must allow seven days for us to change any automated transfer arrangement instructions that are currently in place.• If you made a transfer from the Fixed Account to one or more Subaccounts, you may not make a transfer from those Subaccounts back to the Fixed Account until the next Policy Anniversary.
Name of Benefit [Text Block]	Automated Dollar-Cost Averaging (DCA)
RVS VUL 6 NY | SpecialDollarCostAveragingSDCAMember
Prospectus:
Name of Benefit [Text Block]	Special Dollar-Cost Averaging (SDCA)
Purpose of Benefit [Text Block]	An SDCA arrangement is an automated transfer arrangement designed to help you benefit from fluctuations in Accumulation Unit values caused by fluctuations in the market values of the underlying Funds. Under an SDCA arrangement, net Premiums and/or Policy Value is allocated to the SDCA portion of the Fixed Account. These amounts are then subsequently transferred, on a monthly basis and over a 12-month period, to accounts according to the premium allocation currently in effect at the time of each transfer. The potential effect of this option is that it may allow you to lower your average cost per unit. There is no charge for SDCA.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•The Fixed Account is the source of funds.• The minimum SDCA transfer amount is $50.• If an SDCA transfer amount is allocated to one or more Subaccounts, you may not make a transfer from those Subaccounts back to the Fixed Account until the next Policy Anniversary.
Name of Benefit [Text Block]	Special Dollar-Cost Averaging (SDCA)
Operation of Benefit [Text Block]	Special Dollar-Cost Averaging (SDCA): Under an SDCA arrangement, you may allocate SDCA allocations to the SDCA portion of the Fixed Account. SDCA allocations will be transferred out over a period of time, currently 12 months. SDCA transfers will automatically occur monthly on each Monthly Date anytime there is value in the SDCA portion of the Fixed Account. SDCA transfers will be allocated to Subaccounts, Indexed Accounts or the non-SDCA portion of the Fixed Account according to the premium allocation in effect at the time of each transfer. You may cancel an SDCA arrangement at any time by transferring the remaining value allocated to the SDCA arrangement to any other account. Any Fixed Account transfer rules will apply to such transfers. We reserve the right to discontinue the ability to allocate additional amounts to the SDCA arrangement. If this occurs, SDCA transfers will continue as described for any previous SDCA allocations that are already part of an SDCA arrangement. We also reserve the right to make another account available as the account to which SDCA allocations are allocated to and/or offer additional transfer periods (e.g. 6-months or 9-months). An SDCA arrangement does not guarantee that any Subaccount or other Policy Value will gain in value, nor will it protect against a decline in Policy Value if market prices fall. Because this strategy involves continuous investing, your success with SDCA will depend upon your willingness to continue to invest regularly through periods of low-price levels. For further information regarding SDCA, see “Special Dollar-Cost Averaging”.
RVS VUL 6 NY | AssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing
Purpose of Benefit [Text Block]	The asset rebalancing feature automatically transfers Policy Valuebetween Subaccounts at set intervals (i.e. monthly, quarterly, etc.) to correspond to your chosen allocation percentages among Subaccounts.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•The Policy Value reallocated must be at least $2,000 at the time the asset rebalancing is set up.• Asset rebalancing does not apply to Policy Value in the Fixed Account.• Asset rebalancing must occur quarterly, semiannually or annually.• You must allow 30 days for us to change any asset rebalancing instructions that currently are in place.Name of BenefitPurposeIs the BenefitStandard orOptionalBrief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Asset Rebalancing
Operation of Benefit [Text Block]	Asset Rebalancing: Subject to availability, you can set up an asset rebalancing arrangement to reallocate the variable Subaccount portion of your Policy Value according to the percentages (in whole percentage amounts) that you choose. The Policy Value must be at least $2,000 at the time the arrangement is set up. Asset rebalancing does not apply to the Fixed Account or Indexed Accounts. We automatically will rebalance the variable Subaccount portion of your Policy Value quarterly, semiannually or annually. The period you select will start to run on the date you specify. On the first Valuation Date of each of these periods, we automatically will rebalance your Policy Value so that the value in each Subaccount matches your current Subaccount percentage allocations. We rebalance by transferring Policy Value between Subaccounts. You can change your percentage allocations or your rebalancing period at any time. We will restart the rebalancing period you selected as of the date you specify. You may discontinue the asset rebalancing arrangement at any time. There is no charge for asset rebalancing.
Calculation Method of Benefit [Text Block]	Example: John Doe purchases a base policy and requests quarterly automatic asset rebalancing. The following shows what transactions will take place on a quarterly asset rebalancing date to reallocate the $200,000 value in the Subaccounts according to the chosen Subaccount percentage allocations.
Accounts	Asset Rebalance Subaccount Percentage Allocations	Policy Value before Asset Rebalancing	Asset Rebalancing Transactions between Subaccounts	Policy Value after Asset Rebalancing
Fixed Account		$50,000		$50,000
Indexed Account #1		$50,000		$50,000
Subaccount #1	50%	$120,000	-$20,000	$100,000
Subaccount #2	25%	$45,000	+$5,000	$50,000
Subaccount #3	25%	$35,000	+15,000	$50,000
Total Policy Value		$300,000		$30,000

RVS VUL 6 NY | PaidUpInsuranceOptionMember
Prospectus:
Name of Benefit [Text Block]	Paid Up Insurance Option
Purpose of Benefit [Text Block]	You may request that we use the Cash Surrender Value of the policy to purchase an amount of paid-up insurance prior to the youngest Insured’s Attained Insurance Age120.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•When the Paid-Up Insurance option is elected, you will forfeit all rights to make future premium payments and all riders will terminate.• The paid-up insurance policy’s death benefit amount, minus its Cash Surrender Value, cannot be greater than your current policy’s death benefit, minus its Policy Value(both as of the date of the paid-up insurance policy’s purchase).
Name of Benefit [Text Block]	Paid Up Insurance Option
Operation of Benefit [Text Block]	Paid Up Insurance Option: You may request that we use the Cash Surrender Value of the policy to purchase an amount of paid-up insurance prior to the Insured’s Attained Insurance Age 120. You may make your request in writing during the 30 days before any Policy Anniversary. The paid-up insurance policy will take effect as of the Policy Anniversary and will mature on the original policy’s Insured’s Attained Insurance Age 120. You will forfeit all rights to make future premium payments and all riders will terminate. The amount and Cash Surrender Value of the paid-up insurance policy will be based on the cost of insurance rates guaranteed in the policy and on the Fixed Account guaranteed interest rate. The paid-up insurance policy’s death benefit amount, minus its Cash Surrender Value, cannot be greater than your current policy’s death benefit, minus its Policy Value(both as of the date of the paid-up insurance policy’s purchase). The amount of paid-up insurance will remain level and will not be less than required by law. Any Cash Surrender Value that is not used to purchase the paid-up insurance amount will be paid to you. At any time before the Insured’s death, you may surrender the paid-up insurance for its Cash Surrender Value.
RVS VUL 6 NY | Option1DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]	Option 1 (level amount): Under the Option 1 death benefit, if death is prior to or on the Insured’sAttained Insurance Age 120, the death benefit amount is the greater of the following as determined on the Death Benefit Valuation Date: •the Specified Amount; or•a percentage of the Policy Value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to Policy Value for your policy to qualify as life insurance.
RVS VUL 6 NY | Option2DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]	Option 2 (variable amount): Under the Option 2 death benefit, if death is prior to or on the Insured’sAttained Insurance Age 120, the death benefit amount is the greater of the following as determined on the Death Benefit Valuation Date: •the Policy Value plus the Specified Amount; or•a percentage of Policy Value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to Policy Value for your policy to qualify as life insurance.
RVS VUL 6 NY | Option3DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]	Option 3 (return of premium, subject to a limit): Under the Option 3 death benefit, if death is prior to or on the Insured’sAttained Insurance Age 120, the death benefit amount is the greater of the following as determined on the Death Benefit Valuation Date: 1.the lesser of:•the Specified Amount plus premiums paid, less partial surrenders and any partial surrender fees; or•the Death Benefit Option 3 Limit shown under Policy Data; or2.a percentage of the Policy Value. The percentage is designed to ensure the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to the Policy Value for your policy to qualify as life insurance.
RVS VUL 6 NY | DollarCostAveragingMember
Prospectus:
Operation of Benefit [Text Block]	Dollar-Cost Averaging: Dollar-cost averaging involves investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative Subaccount to a more aggressive one, or to several others. This systematic approach can help you benefit from fluctuations in Accumulation Unit values caused by fluctuations in the market values of the underlying Fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.
Calculation Method of Benefit [Text Block]	Example:
By investing an equal number of dollars each month…		Month	Amount Invested	Accumulation Unit Value	Number of Units Purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low…		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10. Dollar-cost averaging does not guarantee that any Subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels.
RVS VUL 6 NY | MinimumInitialPremiumGuaranteeNoLapseGuaranteeMember
Prospectus:
Operation of Benefit [Text Block]	Minimum Initial Premium Guarantee, No Lapse Guarantee. For additional information about these standard benefits, please see the corresponding headings under “Keeping the Policy in Force.”
RVS VUL 6 NY | PolicyValueCreditMember
Prospectus:
Operation of Benefit [Text Block]	Policy Value Credit. We may periodically apply a policy value credit to your Policy Value. The requirements that must be met to receive any policy value credit are shown under the policy data section of the policy. The amount of the policy value credit is determined by multiplying the policy value credit percentage times the Policy Value minus any Indebtedness at the time the calculation is made. We reserve the right to calculate and apply any policy value credit annually, quarterly or monthly. Any policy value credit will be allocated according to your premium allocation percentages in effect. Any policy value credit is nonforfeitable, except indirectly due to any applicable Surrender Charge. We reserve the right to change the policy value credit percentage based on our expectations of future investment earnings, persistency, expenses, and/or federal and state tax assumptions. However, it will never be less than zero.
Calculation Method of Benefit [Text Block]	Example: Jane Doe purchases a base policy with a $500,000 Specified Amount. The current policy value credit is an annual rate of 0.30% applied quarterly in policy years 11 and later. On the 14th Policy Anniversary the Policy Value is $60,000 and outstanding Indebtedness is $10,000. A Policy Value Credit of ($60,000 - $10,000) x 0.30% / 4 = $37.50 is applied to the policy and allocated to the Fixed Account,Indexed Account(s) and Subaccounts according to the premium allocations in effect.
RVS VUL 6 NY | ExchangeForAFixedBenefitPolicyMember
Prospectus:
Operation of Benefit [Text Block]	Exchange for a Fixed Benefit Policy. For two years after the policy is issued, we may allow you to exchange your policy for a life insurance policy with benefits that do not vary with the investment experience of the Subaccounts(“Fixed Benefit Policy”). This is accomplished by a transfer of all of the value in the Subaccounts to the Fixed Account and/or Indexed Account(s) without charge. The rules for transferring from the Subaccounts to the Fixed Account following a Fixed Account to Subaccount transfer will be waived only once. Depending on the timing and the individual circumstances surrounding the exchange, the Fixed Benefit Policy will be on the life of the same Insured and at the time of the exchange will have the same Policy Date and issue age and a death benefit at least as great as the initial death benefit of your policy (assuming no decrease in Specified Amount prior to the exchange). The exchange may be subject to an equitable cash adjustment, which will recognize the investment performance of the policy through the effective date of the exchange and may have tax consequences. An exchange will be effective when we receive a written request in Good Order.
Calculation Method of Benefit [Text Block]	Example: John Doe lives in California and is the Owner and Insured of a variable universal life insurance policy. Twelve months after the policy is issued, John decides he would rather own a policy that is not subject to the investment experience of the Funds in which the Variable Account divisions that support his policy invest, and would rather own a policy that earns a fixed rate of interest. Subject to the company’s requirements, John has up to twelve more months to exchange his variable policy for a fixed policy without the company requiring evidence of insurability.